Schedule of Investments Dividend Growth Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 95.2%
Auto Components 2.4%
10,950	Aptiv PLC *	$1,755,833
Automobiles 2.3%
28,400	General Motors Co. *	1,643,508
Banks 4.5%
10,500	JPMorgan Chase & Co.	1,667,715
7,975	PNC Financial Services Group, Inc.	1,571,075
		3,238,790
Capital Markets 5.7%
14,675	Amundi SA (a)	1,222,423
750	BlackRock, Inc.	678,458
8,475	Cboe Global Markets, Inc.	1,092,766
11,800	Morgan Stanley	1,118,876
		4,112,523
Chemicals 1.7%
11,900	Akzo Nobel NV	1,254,029
Consumer Finance 1.3%
6,050	American Express Co.	921,415
Diversified Financial Services 1.0%
23,725	Equitable Holdings, Inc.	746,389
Electronic Equipment, Instruments & Components 5.6%
21,800	Amphenol Corp. Class A	1,756,644
40,700	Corning, Inc.	1,509,563
1,325	Zebra Technologies Corp. Class A *	780,133
		4,046,340
Entertainment 1.9%
13,600	Activision Blizzard, Inc.	796,960
3,975	Walt Disney Co. *	575,978
		1,372,938
Equity Real Estate Investment Trusts 4.2%
5,450	American Tower Corp.	1,430,516
1,980	Equinix, Inc.	1,608,156
		3,038,672
Food & Staples Retailing 1.9%
9,600	Walmart, Inc.	1,350,048
Food Products 1.6%
20,150	Mondelez International, Inc. Class A	1,187,641
Health Care Equipment & Supplies 2.5%
5,475	Medtronic PLC	584,182
5,475	STERIS PLC	1,196,452
		1,780,634
Hotels, Restaurants & Leisure 2.5%
12,250	Marriott International, Inc. Class A *	1,807,610
Industrial Conglomerates 1.7%
6,250	Honeywell International, Inc.	1,264,000
Insurance 4.2%
5,075	Aon PLC Class A	1,501,032
4,050	Assurant, Inc.	616,005
5,025	Chubb Ltd.	901,837
		3,018,874
IT Services 1.4%
4,300	Automatic Data Processing, Inc.	992,827
Life Sciences Tools & Services 2.2%
10,525	Agilent Technologies, Inc.	1,588,223
Machinery 4.5%
6,025	Caterpillar, Inc.	1,164,934
2,850	Nordson Corp.	724,441
8,000	Stanley Black & Decker, Inc.	1,398,080
		3,287,455
Media 1.8%
25,700	Comcast Corp. Class A	1,284,486
Metals & Mining 4.6%
52,500	Freeport-McMoRan, Inc.	1,946,700
33,700	Wheaton Precious Metals Corp.	1,407,649
		3,354,349
Multi-Utilities 3.8%
59,225	CenterPoint Energy, Inc.	1,534,520
16,700	Dominion Energy, Inc.	1,189,040
		2,723,560
Oil, Gas & Consumable Fuels 3.2%
9,125	Brigham Minerals, Inc. Class A	189,435
50,800	Devon Energy Corp.	2,136,648
		2,326,083
Pharmaceuticals 7.7%
30,025	AstraZeneca PLC ADR	1,646,271
16,100	Bristol-Myers Squibb Co.	863,443
8,500	Eli Lilly & Co.	2,108,340
12,300	Novartis AG ADR	980,310
		5,598,364
Professional Services 1.9%
460	SGS SA	1,391,449
Road & Rail 2.9%
42,425	CSX Corp.	1,470,450
9,000	XPO Logistics, Inc. *	651,960
		2,122,410
Semiconductors & Semiconductor Equipment 5.4%
7,675	Analog Devices, Inc.	1,383,419
13,900	QUALCOMM, Inc.	2,509,784
		3,893,203
Software 3.7%
8,200	Microsoft Corp.	2,710,838
Technology Hardware, Storage & Peripherals 3.2%
14,250	Apple, Inc.	2,355,525
Textiles, Apparel & Luxury Goods 2.6%
12,550	Cie Financiere Richemont SA Class A	1,868,727

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Transportation Infrastructure 1.3%
6,650	Aena SME SA *(a)	$976,659
Total Common Stocks (Cost $44,158,599)		69,013,402
Short-Term Investments 4.2%
Investment Companies 4.2%
3,002,883	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $3,002,883)	3,002,883
Total Investments 99.4% (Cost $47,161,482)		72,016,285
Other Assets Less Liabilities 0.6%		469,116
Net Assets 100.0%		$72,485,401

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $2,199,082, which represents 3.0% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$58,265,885	80.4%
Switzerland	4,240,486	5.9%
United Kingdom	1,646,271	2.3%
Brazil	1,407,649	1.9%
Netherlands	1,254,029	1.7%
France	1,222,423	1.7%
Spain	976,659	1.3%
Short-Term Investments and Other Assets—Net	3,471,999	4.8%
	$72,485,401	100.0%

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$69,013,402	$—	$—	$69,013,402
Short-Term Investments	—	3,002,883	—	3,002,883
Total Investments	$69,013,402	$3,002,883	$—	$72,016,285

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 98.2%
Brazil 2.5%
5,392,433	B3 SA - Brasil Bolsa Balcao	$10,656,622
871,372	Natura & Co. Holding SA *	4,136,880
229,679	Pagseguro Digital Ltd., Class A *	5,870,595
93,887	Vasta Platform Ltd. *	213,124
2,290,835	Vibra Energia SA	8,866,933
		29,744,154
Canada 0.8%
571,847	Parex Resources, Inc.	9,167,816
Chile 0.5%
93,758	Sociedad Quimica y Minera de Chile SA ADR	5,837,373
China 30.9%
2,919,000	A-Living Smart City Services Co. Ltd. (a)	6,857,841
2,645,536	Alibaba Group Holding Ltd. *	42,243,109
51,691	Baidu, Inc. ADR *	7,745,379
2,141,000	China Merchants Bank Co. Ltd., H Shares	16,586,185
4,071,155	Fujian Green Pine Co. Ltd., Class A	6,556,124
7,979,000	Greentown Management Holdings Co. Ltd. *(a)	4,613,596
374,800	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,448,840
2,632,926	Hengli Petrochemical Co. Ltd. Class A	8,745,450
876,850	JD.com, Inc., Class A *	37,027,521
12,393,029	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	13,309,648
26,856	Kweichow Moutai Co. Ltd., Class A	8,139,243
1,444,350	Luxshare Precision Industry Co. Ltd. Class A	8,972,036
321,500	Meituan Class B *(a)	9,771,765
1,290,706	Montage Technology Co. Ltd. Class A	16,675,190
2,506,927	Ping An Insurance Group Co. of China Ltd., Class A	18,958,517
2,605,305	Poly Developments and Holdings Group Co. Ltd., Class A	5,661,545
2,295,800	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,834,723
1,237,300	Tencent Holdings Ltd.	72,158,169
225,666	Trip.com Group Ltd. ADR *	6,205,815
1,274,000	Tsingtao Brewery Co. Ltd., H Shares	10,298,259
748,674	Wingtech Technology Co. Ltd. Class A	14,387,005
2,150,988	Xianhe Co. Ltd., Class A	12,635,372
1,383,381	Yifeng Pharmacy Chain Co. Ltd. Class A	9,801,062
455,459	Zhejiang HangKe Technology, Inc. Co. Class A	8,825,604
4,397,604	Zhejiang Juhua Co. Ltd., Class A	9,112,897
		368,570,895
Hong Kong 0.7%
776,800	ASM Pacific Technology Ltd.	8,129,819
Hungary 1.8%
202,120	OTP Bank Nyrt *	11,192,413
404,052	Richter Gedeon Nyrt	10,753,302
		21,945,715
India 18.7%
12,416,910	API Holdings Private Ltd. *(b)(c)(f)	8,861,953
138,679	Apollo Hospitals Enterprise Ltd.	10,529,598
2,004,363	Aptus Value Housing Finance India Ltd. *	8,368,576
408,947	AU Small Finance Bank Ltd. *(a)	5,954,457
295,588	Cartrade Tech Ltd. *	3,568,268
2,439,543	EPL Ltd.	6,450,183
242,103	Gland Pharma Ltd. *(a)	11,461,205
71,865	GMM Pfaudler Ltd.	4,292,914
481,398	HDFC Bank Ltd.	9,519,334
266,953	Housing Development Finance Corp. Ltd.	9,526,161
1,844,225	ICICI Bank Ltd.	17,375,117
993,360	IndusInd Bank Ltd.	11,587,881
1,176,192	Infosys Ltd. ADR	26,558,415
1,091,263	JM Financial Ltd.	1,033,219
1,063,830	National Stock Exchange *(b)(c)(f)	29,429,528
4,084	Pine Labs PTE Ltd. *(b)(c)(f)	1,978,984
696,417	Reliance Industries Ltd. *	22,290,163
152,197	Spandana Sphoorty Financial Ltd. *	796,230
3,010,085	State Bank of India	18,356,348
92,354	UltraTech Cement Ltd.	9,077,803
338,827	United Breweries Ltd.	6,770,850
		223,787,187
Indonesia 0.8%
11,613,900	Bank Central Asia Tbk PT	5,901,347
100,356,300	Bukalapak.com PT Tbk *	3,818,748
		9,720,095
Kazakhstan 1.2%
108,758	Kaspi.KZ JSC (d)	14,029,782
Korea 10.7%
39,352	Korea Petrochemical Ind Co. Ltd.	5,646,239
20,768	LG Chem Ltd.	12,165,723
24,485	NCSoft Corp.	13,978,901
89,442	Orion Corp.	7,303,246
857,251	Samsung Electronics Co. Ltd.	51,457,528
197,267	SK Hynix, Inc.	18,858,938
93,520	SK Square Co. Ltd. *	5,353,447
144,664	SK Telecom Co. Ltd.	6,624,025
29,344	Soulbrain Co. Ltd.	6,329,153
		127,717,200

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Peru 0.5%
46,722	Credicorp Ltd.	$5,513,196
Poland 2.1%
603,935	Allegro.eu SA *(a)	5,788,348
180,458	Dino Polska SA *(a)	14,947,363
398,110	InPost SA *	4,440,471
		25,176,182
Russia 7.2%
3,955,732	Detsky Mir PJSC (a)(b)	7,408,742
608,306	Fix Price Group Ltd. (d)	4,665,707
2,384,582	Gazprom PJSC (b)	10,890,543
22,381	LUKOIL PJSC ADR	1,973,557
226,655	LUKOIL PJSC ADR	19,773,382
32,715	Polyus PJSC (b)	6,407,393
2,848,142	Sberbank of Russia PJSC (b)	12,255,937
190,526	X5 Retail Group NV GDR	5,285,191
236,190	Yandex NV Class A *	16,991,509
		85,651,961
Singapore 0.3%
208,178	TDCX, Inc. *	3,955,382
South Africa 3.4%
324,009	Anglo American PLC	11,944,985
592,400	Bid Corp. Ltd.	11,359,330
82,487	Capitec Bank Holdings Ltd.	9,454,499
49,727	Naspers Ltd., N Shares *	7,685,690
		40,444,504
Taiwan 13.7%
770,600	Accton Technology Corp.	8,004,099
2,652,000	Chunghwa Telecom Co. Ltd.	10,669,149
497,000	Keystone Microtech Corp.	5,682,529
395,000	LandMark Optoelectronics Corp.	2,878,809
73,000	Largan Precision Co. Ltd.	5,202,442
1,046,000	RichWave Technology Corp.	10,299,700
4,417,839	Taiwan Semiconductor Manufacturing Co. Ltd.	93,961,587
1,249,339	Tong Hsing Electronic Industries Ltd.	13,685,098
5,882,000	Uni-President Enterprises Corp.	13,792,645
		164,176,058
Thailand 1.1%
7,431,800	Ngern Tid Lor PCL *	7,939,604
11,397,322	Thai Beverage PCL	5,573,650
		13,513,254
United Arab Emirates 0.6%
1,989,511	Network International Holdings PLC *(a)	7,083,208

NUMBER OF UNITS
Mexico 0.7%
1,246,268	Fomento Economico Mexicano SAB de CV	8,841,426
Total Common Stocks (Cost $992,539,141)		1,173,005,207
Preferred Stocks 1.3%
India 1.3%
217,973	Gupshup, Inc. Ser. F *(b)(c)(f)	4,983,996
9,762	Pine Labs PTE Ltd. Ser. 1 *(b)(c)(f)	4,730,372
2,439	Pine Labs PTE Ltd. Ser. A *(b)(c)(f)	1,181,866

NUMBER OF SHARES		VALUE
2,654	Pine Labs PTE Ltd. Ser. B *(b)(c)(f)	1,286,049
2,147	Pine Labs PTE Ltd. Ser. B2 *(b)(c)(f)	1,040,372
3,993	Pine Labs PTE Ltd. Ser. C *(b)(c)(f)	1,934,888
841	Pine Labs PTE Ltd. Ser. C1 *(b)(c)(f)	407,524
900	Pine Labs PTE Ltd. Ser. D *(b)(c)(f)	436,113
Total Preferred Stocks (Cost $13,478,212)		16,001,180
Short-Term Investments 1.0%
Investment Companies 1.0%
11,654,248	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(e) (Cost $11,654,248)	11,654,248
Total Investments 100.5% (Cost $1,017,671,601)		1,200,660,635
Liabilities Less Other Assets (0.5)%		(5,895,336)
Net Assets 100.0%		$1,194,765,299

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $73,886,525, which represents 6.2% of net assets of the Fund.
(b)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $93,234,260, which represents 7.8% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2021, these securities amounted to $18,695,489, which represents 1.6% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^
(Unaudited) (cont’d)

(e)	Represents 7-day effective yield as of November 30, 2021.

(f)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At November 30, 2021, these securities amounted to $56,271,645, which represents 4.7% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 11/30/2021	Fair Value Percentage of Net Assets as of 11/30/2021
API Holdings Private Ltd.	10/18/2021	$8,879,972	0.7%	$8,861,953	0.7%
Gupshup,Inc. (Ser. F Preferred Shares)	7/16/2021	4,983,996	0.4%	4,983,996	0.4%
National Stock Exchange	4/16/2018	15,536,312	1.1%	29,429,528	2.5%
Pine Labs PTE Ltd.	7/6/2021	1,522,760	0.1%	1,978,984	0.2%
Pine Labs PTE Ltd. (Ser. 1 Preferred Shares)	7/6/2021	3,639,859	0.3%	4,730,372	0.4%
Pine Labs PTE Ltd. (Ser. A Preferred Shares)	7/6/2021	909,406	0.1%	1,181,866	0.1%
Pine Labs PTE Ltd. (Ser. B Preferred Shares)	7/6/2021	989,570	0.1%	1,286,049	0.1%
Pine Labs PTE Ltd. (Ser. B2 Preferred Shares)	7/6/2021	800,530	0.1%	1,040,372	0.1%
Pine Labs PTE Ltd. (Ser. C Preferred Shares)	7/6/2021	1,488,830	0.1%	1,934,888	0.2%
Pine Labs PTE Ltd. (Ser. C1 Preferred Shares)	7/6/2021	313,575	0.0%	407,524	0.0%
Pine Labs PTE Ltd. (Ser. D Preferred Shares)	7/6/2021	335,574	0.0%	436,113	0.0%
Total		$39,400,384	3.0%	$56,271,645	4.7%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$161,840,019	13.5%
Banks	137,006,362	11.5%
Internet & Direct Marketing Retail	109,903,449	9.2%
Interactive Media & Services	96,895,057	8.1%
Oil, Gas & Consumable Fuels	64,095,461	5.4%
IT Services	61,447,764	5.1%
Chemicals	54,392,959	4.6%
Technology Hardware, Storage & Peripherals	51,457,528	4.3%
Electronic Equipment, Instruments & Components	42,246,581	3.5%
Food & Staples Retailing	41,392,946	3.5%
Capital Markets	41,119,369	3.4%
Beverages	39,623,428	3.3%
Pharmaceuticals	37,911,183	3.1%
Consumer Finance	22,765,616	1.9%
Food Products	21,095,891	1.8%
Specialty Retail	20,941,382	1.8%
Insurance	18,958,517	1.6%
Metals & Mining	18,352,378	1.5%
Thrifts & Mortgage Finance	17,894,737	1.5%
Health Care Providers & Services	16,978,438	1.4%
Entertainment	13,978,901	1.2%
Paper & Forest Products	12,635,372	1.1%
Real Estate Management & Development	12,519,386	1.0%
Diversified Telecommunication Services	10,669,149	0.9%
Construction Materials	9,077,803	0.8%
Electrical Equipment	8,825,604	0.7%
Communications Equipment	8,004,099	0.7%
Wireless Telecommunication Services	6,624,025	0.6%
Containers & Packaging	6,450,183	0.5%
Hotels, Restaurants & Leisure	6,205,815	0.5%
Construction & Engineering	4,613,596	0.4%
Air Freight & Logistics	4,440,471	0.4%
Machinery	4,292,914	0.4%
Personal Products	4,136,880	0.3%
Diversified Consumer Services	213,124	0.0%
Short-Term Investments and Other Liabilities-Net	5,758,912	0.5%
	$1,194,765,299	100.0%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
China	$20,507,318	$348,063,577	$—	$368,570,895
Hong Kong	—	8,129,819	—	8,129,819
India	48,848,578	134,668,144	40,270,465	223,787,187
Indonesia	—	9,720,095	—	9,720,095
Korea	5,353,447	122,363,753	—	127,717,200
Russia	48,689,346	36,962,615	—	85,651,961
Taiwan	—	164,176,058	—	164,176,058
Thailand	7,939,604	5,573,650	—	13,513,254
Other Common Stocks(a)	171,738,738	—	—	171,738,738
Total Common Stocks	303,077,031	829,657,711	40,270,465	1,173,005,207
Preferred Stocks(a)	—	—	16,001,180	16,001,180
Short-Term Investments	—	11,654,248	—	11,654,248
Total Investments	$303,077,031	$841,311,959	$56,271,645	$1,200,660,635

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^
(Unaudited) (cont’d)

(000's omitted)	Beginning balance, as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2021
Investments in Securities:
Common Stocks(c)	$24,837	$—	$—	$6,554	$8,880	$—	$—	$—	$40,271	$6,554
Preferred Stocks(c)	13,461	—	—	2,540	—	—	—	—	16,001	2,540
Total	$38,298	$—	$—	$9,094	$8,880	$—	$—	$—	$56,272	$9,094

(c) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2021	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(e)		Impact to valuation from increase in input(f)
Common Stocks	$1,978,984	Market Approach	Transaction Price	$484.57	$484.57		Increase
Common Stocks	38,291,481	Market Approach	Enterprise value/Revenue multiple(d) (EV/Revenue)	13.0x - 29.0x	16.7	x	Increase
Preferred Stocks	16,001,180	Market Approach	Transaction Price	$22.87 - $484.57	$340.76		Increase

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(e)	The weighted averages disclosed in the table above were weighted by relative fair value.

(f)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.9%
Aerospace & Defense 1.7%
26,550	Lockheed Martin Corp.	$8,849,646
135,350	Raytheon Technologies Corp.	10,952,522
		19,802,168
Banks 8.3%
495,025	Citizens Financial Group, Inc.	23,399,832
225,730	JPMorgan Chase & Co. (a)	35,852,696
186,200	PNC Financial Services Group, Inc. (a)	36,681,400
		95,933,928
Beverages 1.3%
128,850	Coca-Cola Co.	6,758,183
48,450	PepsiCo, Inc.	7,741,341
		14,499,524
Biotechnology 1.4%
140,400	AbbVie, Inc.	16,185,312
Capital Markets 7.4%
141,418	Amundi SA (b)	11,780,075
182,975	CME Group, Inc.	40,349,647
182,800	Morgan Stanley	17,333,096
571,775	Virtu Financial, Inc. Class A	16,112,620
		85,575,438
Chemicals 2.0%
351,250	Nutrien Ltd.	23,224,650
Diversified Telecommunication Services 2.8%
110,000	Cogent Communications Holdings, Inc. (c)	8,242,300
828,000	TELUS Corp. (c)	18,926,455
230,000	TELUS Corp.	5,257,800
		32,426,555
Electric Utilities 2.9%
391,675	NextEra Energy, Inc. (a)	33,989,556
Electrical Equipment 2.8%
196,900	Eaton Corp. PLC	31,909,614
Electronic Equipment, Instruments & Components 1.7%
544,250	Corning, Inc.	20,186,232
Equity Real Estate Investment Trusts 16.5%
75,475	Alexandria Real Estate Equities, Inc.	15,100,283
332,700	American Campus Communities, Inc.	17,213,898
1,464,975	Brixmor Property Group, Inc.	33,313,531
125,000	Camden Property Trust	20,651,250
141,300	Crown Castle International Corp.	25,667,145
135,125	CyrusOne, Inc.	12,028,828
330,725	Duke Realty Corp. (c)	19,291,189
438,100	MGM Growth Properties LLC Class A	16,038,841
158,250	Prologis, Inc.	23,856,188
104,000	Terreno Realty Corp.	7,919,600
		191,080,753
Food Products 2.0%
660,000	Flowers Foods, Inc.	17,041,200
103,925	Kellogg Co.	6,358,131
		23,399,331
Health Care Equipment & Supplies 0.4%
45,500	Medtronic PLC	4,854,850
Health Care Providers & Services 1.5%
195,000	CVS Health Corp.	17,366,700
Hotels, Restaurants & Leisure 1.3%
59,850	McDonald's Corp.	14,639,310
Household Durables 1.9%
440,850	Leggett & Platt, Inc.	17,805,932
167,360	Newell Brands, Inc.	3,593,219
		21,399,151
Household Products 0.6%
46,150	Procter & Gamble Co.	6,672,367
IT Services 2.6%
250,925	Paychex, Inc.	29,910,260
Machinery 1.5%
45,725	AGCO Corp.	5,039,352
63,950	Caterpillar, Inc.	12,364,733
		17,404,085
Metals & Mining 3.4%
373,300	Rio Tinto PLC ADR	23,402,177
281,200	Southern Copper Corp.	16,450,200
		39,852,377
Multi-Utilities 7.4%
174,800	Ameren Corp.	14,261,932
1,299,600	CenterPoint Energy, Inc.	33,672,636
170,300	Dominion Energy, Inc.	12,125,360
101,700	Public Service Enterprise Group, Inc.	6,355,233
64,100	Sempra Energy	7,683,667
132,100	WEC Energy Group, Inc.	11,483,453
		85,582,281
Oil, Gas & Consumable Fuels 6.7%
186,725	Chevron Corp.	21,075,651
403,998	ConocoPhillips	28,332,380
127,775	Pioneer Natural Resources Co.	22,784,838
213,275	Williams Cos., Inc.	5,713,637
		77,906,506
Pharmaceuticals 5.5%
403,075	AstraZeneca PLC ADR	22,100,602
210,300	Bristol-Myers Squibb Co.	11,278,389
196,700	Johnson & Johnson	30,671,431
		64,050,422
Professional Services 1.1%
4,300	SGS SA	13,007,026
Semiconductors & Semiconductor Equipment 5.6%
30,000	Intel Corp. (c)	1,476,000
165,290	QUALCOMM, Inc. (a)	29,844,762

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
175,400	Texas Instruments, Inc.	$33,741,698
		65,062,460
Software 1.3%
44,550	Microsoft Corp.	14,727,785
Specialty Retail 2.6%
120,425	Best Buy Co., Inc.	12,868,616
44,125	Home Depot, Inc.	17,676,916
		30,545,532
Textiles, Apparel & Luxury Goods 0.5%
84,900	VF Corp.	6,089,877
Trading Companies & Distributors 2.2%
85,500	Watsco, Inc.	25,026,705
Total Common Stocks (Cost $778,403,149)		1,122,310,755

PRINCIPAL AMOUNT
Convertible Bonds 2.9%
Electronic Equipment, Instruments & Components 0.9%
$10,385,000	Vishay Intertechnology, Inc., 2.25%, due 6/15/2025	10,587,435
Health Care Equipment & Supplies 0.3%
2,680,000	Dexcom, Inc., 0.25%, due 11/15/2025	3,231,075
Media 0.5%
6,000,000	Liberty Media Corp., 2.75%, due 12/1/2049(d)	6,189,000
Metals & Mining 0.4%
3,050,000	Ivanhoe Mines Ltd., 2.50%, due 4/15/2026(d)	3,989,316
Semiconductors & Semiconductor Equipment 0.8%
8,440,000	Enphase Energy, Inc., 0.00%, due 3/1/2028(d)	9,739,760
Total Convertible Bonds (Cost $29,507,163)		33,736,586

NUMBER OF SHARES
Short-Term Investments 0.4%
Investment Companies 0.4%
4,610,955	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)(e) (Cost $4,610,955)	4,610,955
Total Investments 100.2% (Cost $812,521,267)		1,160,658,296
Liabilities Less Other Assets (0.2)% (f)		(1,931,850)
Net Assets 100.0%		$1,158,726,446

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $11,780,075, which represents 1.0% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $25,915,783.
(d)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2021, these securities amounted to $19,918,076, which represents 1.7% of net assets of the Fund.
(e)	Represents 7-day effective yield as of November 30, 2021.
(f)	Includes the impact of the Fund's open positions in derivatives at November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,017,909,040	87.9%
Canada	51,398,221	4.5%
Australia	23,402,177	2.0%
United Kingdom	22,100,602	1.9%
Peru	16,450,200	1.4%
Switzerland	13,007,026	1.1%
France	11,780,075	1.0%
Short -Term Investments and Other Liabilities-Net	2,679,105	0.2%
	$1,158,726,446	100.0%

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Capital Markets
CME Group, Inc.	180	$(3,969,360)	$250	3/18/2022	$(38,700)

Chemicals
Nutrien Ltd.	350	(2,314,200)	75	3/18/2022	(56,000)

Electrical Equipment
Eaton Corp. PLC	100	(1,620,600)	180	1/21/2022	(10,250)
Eaton Corp. PLC	86	(1,393,716)	190	4/14/2022	(17,845)
Eaton Corp. PLC	100	(1,620,600)	195	4/14/2022	(14,250)
					(42,345)
Equity Real Estate Investment Trusts
Camden Property Trust	140	(2,312,940)	160	2/18/2022	(151,900)
Prologis, Inc.	80	(1,206,000)	150	1/21/2022	(52,400)
Prologis, Inc.	180	(2,713,500)	150	2/18/2022	(126,900)
Prologis, Inc.	180	(2,713,500)	155	2/18/2022	(97,200)
					(428,400)
Health Care Providers & Services
CVS Health Corp.	200	(1,781,200)	100	5/20/2022	(48,400)

Hotels, Restaurants & Leisure
McDonald's Corp.	100	(2,446,000)	290	6/17/2022	(25,650)

IT Services
Paychex, Inc.	270	(3,218,400)	120	12/17/2021	(56,025)
Paychex, Inc.	250	(2,980,000)	135	3/18/2022	(34,375)
					(90,400)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	100	(1,923,700)	230	3/18/2022	(13,900)
Texas Instruments, Inc.	100	(1,923,700)	240	4/14/2022	(11,150)
Texas Instruments, Inc.	100	(1,923,700)	250	6/17/2022	(16,050)
					(41,100)
Software
Microsoft Corp.	75	(2,479,425)	335	1/21/2022	(83,812)
Microsoft Corp.	75	(2,479,425)	350	3/18/2022	(86,063)
					(169,875)
Specialty Retail
Best Buy Co., Inc.	120	(1,282,320)	140	3/18/2022	(14,100)
Best Buy Co., Inc.	120	(1,282,320)	150	6/17/2022	(22,140)
Home Depot, Inc.	100	(4,006,100)	385	2/18/2022	(282,500)
Home Depot, Inc.	100	(4,006,100)	395	2/18/2022	(222,500)
Home Depot, Inc.	100	(4,006,100)	410	6/17/2022	(261,500)
					(802,740)
Total calls					$(1,743,610)

Puts

Capital Markets
BlackRock, Inc.	100	$(9,046,100)	$660	3/18/2022	$(57,000)

Chemicals
International Flavors & Fragrances, Inc.	150	(2,132,550)	120	2/18/2022	(30,000)

Health Care Providers & Services
CVS Health Corp.	550	(4,898,300)	80	1/21/2022	(50,050)
CVS Health Corp.	550	(4,898,300)	82.5	1/21/2022	(74,250)

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

CVS Health Corp.	550	$(4,898,300)	$77.5	2/18/2022	$(61,050)
					(185,350)
Metals & Mining
Freeport-McMoRan, Inc.	350	(1,297,800)	32	1/21/2022	(34,650)
Freeport-McMoRan, Inc.	350	(1,297,800)	35	1/21/2022	(66,675)
Freeport-McMoRan, Inc.	350	(1,297,800)	29	2/18/2022	(28,875)
					(130,200)
Road & Rail
Union Pacific Corp.	86	(2,026,504)	160	1/21/2022	(9,632)

Semiconductors & Semiconductor Equipment
Intel Corp.	300	(1,476,000)	45	2/18/2022	(46,200)
Intel Corp.	300	(1,476,000)	42.5	4/14/2022	(40,500)
Intel Corp.	300	(1,476,000)	40	6/17/2022	(44,250)
					(130,950)
Total puts					$(543,132)

Total options written (premium received $1,058,303)					$(2,286,742)

At November 30, 2021, the Fund had securities pledged in the amount of $39,009,500 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks(a)	$1,122,310,755	$—	$—	$1,122,310,755
Convertible Bonds(a)	—	33,736,586	—	33,736,586
Short-Term Investments	—	4,610,955	—	4,610,955
Total Investments	$1,122,310,755	$38,347,541	$—	$1,160,658,296

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2021:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,286,742)	$—	$—	$(2,286,742)
Totals	$(2,286,742)	$—	$—	$(2,286,742)

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 97.0%
Beverages 1.3%
236,690	Diageo PLC	$11,960,289
Capital Markets 5.8%
169,992	Blackstone, Inc.	24,045,368
7,637,505	Petershill Partners PLC *(a)	29,964,623
		54,009,991
Chemicals 1.0%
35,410	Croda Int'l PLC	4,739,964
12,054	Sika AG	4,735,992
		9,475,956
Commercial Services & Supplies 0.6%
286,288	LegalZoom.com, Inc. *	5,156,047
Electronic Equipment, Instruments & Components 3.3%
52,018	Zebra Technologies Corp. Class A *	30,627,158
Entertainment 2.2%
28,541	Netflix, Inc. *	18,320,468
5,927	Sea Ltd. ADR *	1,707,391
		20,027,859
Equity Real Estate Investment Trusts 1.5%
90,495	Prologis, Inc.	13,642,121
Hotels, Restaurants & Leisure 4.8%
1,531,748	Entain PLC *	34,000,003
302,618	Sweetgreen, Inc. Class A *(b)(e)	10,476,635
		44,476,638
Interactive Media & Services 5.1%
15,991	Alphabet, Inc. Class C *	45,558,999
32,552	ZoomInfo Technologies, Inc. *	2,008,458
		47,567,457
Internet & Direct Marketing Retail 1.9%
70,888	DoorDash, Inc. Class A *	12,672,648
9,286	Etsy, Inc. *	2,549,750
26,852	JD.com, Inc. ADR *	2,258,521
		17,480,919
IT Services 12.4%
74,721	Accenture PLC Class A	26,705,285
53,691	EPAM Systems, Inc. *	32,673,658
41,158	Globant SA *	10,907,282
4,670	MongoDB, Inc. *	2,326,127
53,449	Snowflake, Inc. Class A *	18,180,677
755,214	Thoughtworks Holding, Inc. *	22,052,249
65,851	Thoughtworks Holding, Inc. *(b)(e)	1,856,340
		114,701,618
Life Sciences Tools & Services 1.8%
53,699	IQVIA Holdings, Inc. *	13,915,022
3,916	Thermo Fisher Scientific, Inc.	2,478,162
		16,393,184
Machinery 0.5%
197,240	Epiroc AB Class A	4,800,006
Personal Products 5.3%
71,531	Estee Lauder Cos., Inc. Class A	23,753,299
55,943	L'Oreal SA	25,219,384
		48,972,683
Professional Services 1.2%
188,900	Recruit Holdings Co. Ltd.	11,469,940
Semiconductors & Semiconductor Equipment 8.2%
42,011	ASML Holding NV	33,252,127
36,165	Entegris, Inc.	5,282,983
317,314	Marvell Technology, Inc.	22,583,237
45,176	NVIDIA Corp.	14,761,710
		75,880,057
Software 22.1%
6,893	Adobe, Inc. *	4,617,276
29,774	Atlassian Corp. PLC Class A *	11,204,552
204,040	AvidXchange, Inc. *(b)(e)	4,037,952
40,879	Bill.com Holdings, Inc. *	11,480,867
25,564	Constellation Software, Inc.	43,499,324
77,632	Dassault Systemes SE	4,682,981
13,329	Datadog, Inc. *	2,376,427
95,704	Dynatrace, Inc. *	6,014,996
6,552	HubSpot, Inc. *	5,286,874
227,371	Microsoft Corp.	75,166,579
23,316	Palo Alto Networks, Inc. *	12,752,453
180,000	Paycor HCM, Inc. *	5,299,200
476,548	Paycor HCM, Inc. *(b)(e)	13,686,459
46,495	Topicus.com, Inc. *	4,155,414
		204,261,354
Specialty Retail 3.9%
311,590	Bath & Body Works, Inc.	23,409,757
18,365	Floor & Decor Holdings, Inc. Class A *	2,367,432
25,612	Ulta Beauty, Inc. *	9,833,727
		35,610,916
Textiles, Apparel & Luxury Goods 10.8%
23,126	Deckers Outdoor Corp. *	9,375,280
8,089	Hermes International	15,164,192
15,462	Lululemon Athletica, Inc. *	7,026,088
60,463	LVMH Moet Hennessy Louis Vuitton SE	47,080,934
175,515	Puma SE	21,248,765
		99,895,259
Trading Companies & Distributors 3.3%
136,308	IMCD NV	30,314,507
Total Common Stocks (Cost $670,750,204)		896,723,959
Preferred Stocks 0.1%
IT Services 0.1%
106,691	Druva, Inc. Ser. 5 (Cost $1,000,000) *(b)(c)(e)	999,993

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 1.2%
Investment Companies 1.2%
10,796,429	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(d) (Cost $10,796,429)	$10,796,429
Total Investments 98.3% (Cost $682,546,633)		908,520,381
Other Assets Less Liabilities 1.7%		15,445,018

Net Assets 100.0%		$923,965,399

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $29,964,623, which represents 3.2% of net assets of the Fund.
(b)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $31,057,379, which represents 3.4% of net assets of the Fund.
(c)	Value determined using significant unobservable inputs.
(d)	Represents 7-day effective yield as of November 30, 2021.
(e)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At November 30, 2021, these securities amounted to $31,057,379, which represents 3.4% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2021	Fair Value Percentage of Net Assets as of 11/30/2021
AvidXchange, Inc.	4/7/2020	$2,500,102	0.4%	$4,037,952	0.5%
Druva,Inc. (Ser. 5 Preferred Shares)	4/1/2021	1,000,000	0.1%	999,993	0.1%
Paycor HCM, Inc.	1/19/2021	10,990,000	1.4%	13,686,459	1.5%
Sweetgreen, Inc. Ser. A	11/30/2018	3,000,000	0.4%	8,654,999	0.9%
	9/13/2019	464,282	0.1%	939,968	0.1%
	1/21/2021	353,030	0.0%	881,668	0.1%
Thoughtworks Holding, Inc.	6/23/2021	1,000,000	0.1%	1,856,340	0.2%
Total		$19,307,414	2.5%	$31,057,379	3.4%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$567,469,595	61.5%
France	92,147,491	10.0%
United Kingdom	80,664,879	8.7%
Netherlands	67,722,048	7.3%
Canada	43,499,324	4.7%
Germany	21,248,765	2.3%
Japan	11,469,940	1.2%
Sweden	4,800,006	0.5%
Switzerland	4,735,992	0.5%
China	2,258,521	0.2%
Taiwan	1,707,391	0.2%
Short-Term Investments and Other Assets-Net	26,241,447	2.9%
	$923,965,399	100.0%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Hotels, Restaurants & Leisure	34,000,003	10,476,635	—	44,476,638
IT Services	112,845,278	1,856,340	—	114,701,618
Professional Services	—	11,469,940	—	11,469,940
Software	186,536,943	17,724,411	—	204,261,354
Other Common Stocks(a)	521,814,409	—	—	521,814,409
Total Common Stocks	855,196,633	41,527,326	—	896,723,959
Preferred Stocks(a)	—	—	999,993	999,993
Short-Term Investments	—	10,796,429	—	10,796,429
Total Investments	$855,196,633	$52,323,755	$999,993	$908,520,381

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2021
Common Stocks	$756	$—	$—	$(256)	$—	$—	$—	$(500)	$—	$—
Preferred Stocks(c)	9,456	—	—	(1,639)	—	—	—	(6,817)	1,000	—
Warrants(f)	—	—	—	—	—	—	—	—	—	—
Total	$10,212	$—	$—	$(1,895)	$—	$—	$—	$(7,317)	$1,000	$—

(c)	Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2021	Valuation approach	Unobservable input(s)	Input value/range	Weighted average(d)	Impact to valuation from increase in input(e)
Preferred Stocks	$999,993	Market Approach	Transaction Price	$9.37	$9.37	Increase

(d)	The weighted averages disclosed in the table above were weighted by relative fair value.
(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(f)	At the beginning of the year, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund no longer held these investments at November 30, 2021 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 99.2%
Air Freight & Logistics 0.7%
913,928	Forward Air Corp.	$90,250,390
Airlines 0.6%
440,729	Allegiant Travel Co. *	76,343,078
Auto Components 3.9%
1,649,111	Fox Factory Holding Corp. *	289,864,240
917,930	LCI Industries	139,773,201
940,077	XPEL, Inc. *	67,582,136
		497,219,577
Banks 9.3%
1,758,252	Bank of Hawaii Corp.	140,273,345
1,002,188	BOK Financial Corp.	103,435,823
1,945,584	Columbia Banking System, Inc.	63,931,890
1,798,399	Community Bank System, Inc.	127,074,873
1,107,992	Cullen/Frost Bankers, Inc.	139,485,113
3,793,078	CVB Financial Corp.	72,485,721
2,911,950	First Financial Bankshares, Inc.	145,364,544
2,216,087	First Hawaiian, Inc.	58,172,284
2,508,338	Glacier Bancorp, Inc.	136,202,753
1,009,625	Lakeland Financial Corp.	71,299,718
1,249,818	Prosperity Bancshares, Inc.	89,087,027
356,141	Stock Yards Bancorp, Inc.	21,307,916
		1,168,121,007
Biotechnology 0.4%
2,357,370	Abcam PLC *	53,454,889
Building Products 1.8%
2,016,980	AAON, Inc.	157,324,440
633,781	CSW Industrials, Inc.	76,180,476
		233,504,916
Capital Markets 2.2%
907,130	Artisan Partners Asset Management, Inc. Class A	40,575,925
552,411	Hamilton Lane, Inc. Class A	58,428,511
810,062	Houlihan Lokey, Inc.	87,924,129
258,457	MarketAxess Holdings, Inc.	91,155,199
		278,083,764
Chemicals 1.6%
582,292	Chase Corp. (a)	57,408,168
625,973	Quaker Chemical Corp.	142,627,948
		200,036,116
Commercial Services & Supplies 4.9%
2,583,117	Driven Brands Holdings, Inc. *	79,714,991
2,133,370	IAA, Inc. *	103,041,771
1,029,517	MSA Safety, Inc.	147,550,376
2,980,819	Rollins, Inc.	99,201,656
1,033,919	Tetra Tech, Inc.	190,944,161
		620,452,955
Communications Equipment 0.9%
3,808,239	NetScout Systems, Inc. *(a)	113,866,346
Construction & Engineering 1.1%
588,403	Valmont Industries, Inc.	140,645,969
Construction Materials 1.2%
1,022,251	Eagle Materials, Inc.	157,651,549
Containers & Packaging 0.9%
903,169	AptarGroup, Inc.	108,009,981
36,072	UFP Technologies, Inc. *	2,412,134
		110,422,115
Distributors 3.7%
838,258	Pool Corp.	464,495,523
Diversified Consumer Services 0.8%
809,029	Bright Horizons Family Solutions, Inc. *	99,470,116
Electronic Equipment, Instruments & Components 6.5%
1,543,104	Cognex Corp.	119,204,784
621,328	Littelfuse, Inc.	185,453,982
1,038,771	National Instruments Corp.	43,129,772
1,343,052	Novanta, Inc. *	216,835,745
421,894	Rogers Corp. *	115,016,742
227,185	Zebra Technologies Corp. Class A *	133,761,984
		813,403,009
Food & Staples Retailing 0.5%
2,318,235	Grocery Outlet Holding Corp. *	67,136,086
Food Products 0.9%
567,984	Lancaster Colony Corp.	83,039,261
2,260,205	Utz Brands, Inc.	31,891,492
		114,930,753
Health Care Equipment & Supplies 3.0%
144,763	Atrion Corp. (a)	102,780,282
2,202,970	Haemonetics Corp. *	112,902,213
185,476	IDEXX Laboratories, Inc. *	112,782,391
1,378,844	Neogen Corp. *	55,333,010
		383,797,896
Health Care Providers & Services 1.6%
377,866	Chemed Corp.	175,892,844
587,379	National Research Corp.	23,524,529
		199,417,373
Health Care Technology 0.9%
891,024	Certara, Inc. *	23,995,276
1,041,071	Definitive Healthcare Corp. *	30,513,791
1,173,900	Simulations Plus, Inc. (a)	55,138,083
		109,647,150
Hotels, Restaurants & Leisure 0.8%
1,197,079	Texas Roadhouse, Inc.	99,285,732
Household Products 1.9%
1,261,545	Church & Dwight Co., Inc.	112,756,892
554,068	WD-40 Co.	124,305,156
		237,062,048
Insurance 1.4%
1,005,464	AMERISAFE, Inc. (a)	53,380,084
1,144,611	RLI Corp.	117,643,118
		171,023,202

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

IT Services 1.3%
1,070,927	Computer Services, Inc.	$59,436,449
663,715	Jack Henry & Associates, Inc.	100,639,105
		160,075,554
Leisure Products 0.9%
4,915,843	Hayward Holdings, Inc. *	120,339,837
Life Sciences Tools & Services 6.2%
724,315	Bio-Techne Corp.	341,898,409
411,693	ICON PLC *	111,350,606
734,136	West Pharmaceutical Services, Inc.	324,972,642
		778,221,657
Machinery 6.6%
1,383,778	Graco, Inc.	100,863,578
582,984	Kadant, Inc. (a)	136,686,429
572,061	Lindsay Corp. (a)	83,246,317
494,424	Nordson Corp.	125,677,637
212,641	Omega Flex, Inc.	25,087,385
986,287	RBC Bearings, Inc. *	194,979,077
1,613,047	Toro Co.	162,208,006
		828,748,429
Media 3.6%
72,113	Cable One, Inc.	127,788,563
1,385,024	Nexstar Media Group, Inc. Class A	207,061,088
1,248,688	TechTarget, Inc. *	120,660,721
		455,510,372
Professional Services 2.6%
2,060,754	Exponent, Inc.	240,077,841
608,045	FTI Consulting, Inc. *	88,829,294
		328,907,135
Real Estate Management & Development 1.6%
1,032,792	FirstService Corp.	198,853,772
Semiconductors & Semiconductor Equipment 6.7%
1,463,364	CMC Materials, Inc. (a)	194,334,739
3,444,440	Lattice Semiconductor Corp. *	261,536,329
854,708	MKS Instruments, Inc.	130,052,370
2,518,960	Power Integrations, Inc.	251,971,569
		837,895,007
Software 11.5%
968,106	Altair Engineering, Inc. Class A *	72,075,492
2,055,570	American Software, Inc. Class A (a)	46,866,996
1,651,709	Aspen Technology, Inc. *	239,547,356
414,174	Fair Isaac Corp. *	146,257,265
1,797,433	Manhattan Associates, Inc. *	280,687,137
2,309,496	Model N, Inc. *(a)	64,896,838
1,512,587	Qualys, Inc. *	197,074,960
1,438,654	SPS Commerce, Inc. *	202,835,827
293,961	Tyler Technologies, Inc. *	152,559,880
2,405,393	Vertex, Inc. Class A *(a)	43,970,584
		1,446,772,335
Specialty Retail 4.1%
854,573	Asbury Automotive Group, Inc. *	139,842,326
1,161,900	Floor & Decor Holdings, Inc. Class A *	149,780,529
308,175	Lithia Motors, Inc.	89,780,623
2,040,879	Petco Health & Wellness Co., Inc. *	39,123,650
418,745	Tractor Supply Co.	94,355,811
		512,882,939
Trading Companies & Distributors 2.6%
1,765,710	Richelieu Hardware Ltd.	58,568,601
488,233	SiteOne Landscape Supply, Inc. *	117,351,684
485,260	Transcat, Inc. *(a)	43,173,582
360,945	Watsco, Inc.	105,652,211
		324,746,078
Total Common Stocks (Cost $5,464,912,388)		12,492,674,674
Short-Term Investments 0.3%
Investment Companies 0.3%
5,623,447	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	5,623,447
30,509,586	State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.01%(b)	30,509,586
Total Short-Term Investments (Cost $36,133,033)		36,133,033
Total Investments 99.5% (Cost $5,501,045,421)		12,528,807,707
Other Assets Less Liabilities 0.5%		57,861,786
Net Assets 100.0%		$12,586,669,493

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$12,492,674,674	$—	$—	$12,492,674,674
Short-Term Investments	—	36,133,033	—	36,133,033
Total Investments	$12,492,674,674	$36,133,033	$—	$12,528,807,707

(a)	The Schedule of Investments provides information on the industry or sector categorization.

§	Investments in Affiliates(a):

Genesis	Value at August 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons		Shares Held at November 30, 2021	Value at November 30, 2021
American Software, Inc.	$46,037,163	$6,217,763	$-	$(5,387,930)	$-	$226,113		2,055,570	$46,866,996
AMERISAFE, Inc.	58,693,173	95,240	887,838	(4,446,113)	(74,378)	4,344,889		1,005,464	53,380,084
Atrion Corp.	94,079,139	8,048,596	1,340,160	1,726,185	266,522	546,244		144,763	102,780,282
Chase Corp.	67,627,479	102,516	995,044	(9,324,478)	(2,305)	585,245		582,292	57,408,168
CMC Materials, Inc.	130,162,684	66,833,021	1,154,601	(1,743,531)	237,166	492,743		1,463,364	194,334,739
Kadant, Inc.	114,568,692	8,662,422	549,505	13,728,536	276,284	136,545		582,984	136,686,429
Lindsay Corp.	95,597,176	148,096	1,420,151	(11,618,894)	540,090	190,117		572,061	83,246,317
Model N, Inc.	73,192,599	5,999,685	1,128,631	(13,310,863)	144,048	-	*	2,309,496	64,896,838
NetScout Systems, Inc.	105,917,620	172,644	1,732,824	9,676,474	(167,568)	-	*	3,808,239	113,866,346
Simulations Plus, Inc.	41,597,257	10,583,233	413,306	3,284,579	86,320	65,700		1,173,900	55,138,083
Transcat, Inc.	32,826,874	52,621	-	10,294,087	-	-	*	485,260	43,173,582
Vertex, Inc.	50,504,812	75,094	739,636	(5,652,360)	(217,326)	-	*	2,405,393	43,970,584
Sub-total for affiliates held as of 11/30/21(b)	$910,804,668	$106,990,931	$10,361,696	$(12,774,308)	$1,088,853	$6,587,596			$995,748,448
Rogers Corp.	$212,232,850	$307,111	$155,502,412	$(48,041,572)	$106,020,765	$-	*	421,894	$115,016,742
Sub-total for securities no longer affiliated as of 11/30/21(c)	$212,232,850	$307,111	$155,502,412	$(48,041,572)	$106,020,765	$-	*		$115,016,742
Total	$1,123,037,518	$107,298,042	$165,864,108	$(60,815,880)	$107,109,618	$6,587,596			$1,110,765,190

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.
(b)	At November 30, 2021, these securities amounted to approximately 7.91% of net assets of the Fund.
(c)	At November 30, 2021, the issuers of these securities were no longer affiliated with the Fund.
*	Non-income producing security.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 99.1%
Australia 3.8%
16,960	Charter Hall Long Wale REIT	$58,201
5,032	Dexus	39,775
20,198	Scentre Group	44,206
		142,182
Canada 4.6%
763	Allied Properties Real Estate Investment Trust	24,638
875	Brookfield Asset Management, Inc. Class A	48,865
788	Canadian Apartment Properties REIT	35,074
3,550	Summit Industrial Income REIT	62,583
		171,160
France 1.2%
363	ARGAN SA	45,038
Germany 1.9%
1,284	Vonovia SE	71,353
Hong Kong 4.2%
7,769	Sun Hung Kai Properties Ltd.	94,601
26,800	Swire Properties Ltd.	63,610
		158,211
Japan 10.1%
54	LaSalle Logiport REIT	89,362
7,185	Mitsubishi Estate Co. Ltd.	98,750
18	Mitsui Fudosan Logistics Park, Inc.	92,839
4,415	Nomura Real Estate Holdings, Inc.	95,728
		376,679
Singapore 2.8%
24,700	Mapletree Commercial Trust	36,825
13,400	UOL Group Ltd.	67,354
		104,179
Spain 1.3%
819	Cellnex Telecom SA (a)	48,336
United Kingdom 10.9%
4,043	Land Securities Group PLC	39,091
6,359	Safestore Holdings PLC	112,565
8,791	Segro PLC	164,734
6,617	UNITE Group PLC	93,371
		409,761
United States 58.3%
829	American Homes 4 Rent Class A	33,235
755	American Tower Corp.	198,172
1,173	Apartment Income REIT Corp.	59,542
498	Boston Properties, Inc.	53,704
755	Crown Castle International Corp.	137,146
429	CyrusOne, Inc.	38,190
514	Digital Realty Trust, Inc.	86,218
985	Douglas Emmett, Inc.	32,278
1,156	Duke Realty Corp.	67,430
159	Equinix, Inc.	129,140
1,006	Equity LifeStyle Properties, Inc.	81,788
1,390	Equity Residential	118,581
248	Essex Property Trust, Inc.	84,181
377	Extra Space Storage, Inc.	75,400
1,243	Healthcare Trust of America, Inc. Class A	42,212
1,477	Healthpeak Properties, Inc.	48,534
1,450	Host Hotels & Resorts, Inc. *	22,765
1,153	Invitation Homes, Inc.	46,627
482	Kilroy Realty Corp.	31,103
1,207	Prologis, Inc.	181,955
316	Public Storage	103,452
1,319	Regency Centers Corp.	91,459
1,062	Retail Opportunity Investments Corp.	18,649
226	SBA Communications Corp.	77,699
565	Simon Property Group, Inc.	86,355
865	Spirit Realty Capital, Inc.	38,544
1,642	VICI Properties, Inc.	44,662
514	Vornado Realty Trust	20,632
946	Welltower, Inc.	75,321
1,531	Weyerhaeuser Co.	57,581
		2,182,555
Total Common Stocks (Cost $3,234,664)		3,709,454
Rights 0.1%
Germany 0.1%
1,301	Vonovia SE * (Cost $—)	4,589
Short-Term Investments 0.7%
Investment Companies 0.7%
24,028	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $24,028)	24,028
Total Investments 99.9% (Cost $3,258,692)		3,738,071
Other Assets Less Liabilities 0.1%		5,334
Net Assets 100.0%		$3,743,405

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $48,336, which represents 1.3% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$1,319,328	35.2%
Industrial & Office REITs	816,709	21.8%
Residential REITs	552,399	14.8%
Real Estate Holding & Development	544,850	14.6%
Retail REITs	316,038	8.4%
Diversified REITs	97,292	2.6%
Hotel & Lodging REITs	67,427	1.8%
Short-Term Investments and Other Assets-Net	29,362	0.8%
	$3,743,405	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$142,182	$—	$142,182
Hong Kong	—	158,211	—	158,211
Japan	92,839	283,840	—	376,679
Singapore	—	104,179	—	104,179
Other Common Stocks(a)	2,928,203	—	—	2,928,203
Total Common Stocks	3,021,042	688,412	—	3,709,454
Rights(a)	4,589	—	—	4,589
Short-Term Investments	—	24,028	—	24,028
Total Investments	$3,025,631	$712,440	$—	$3,738,071

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 94.7%
Banks 5.7%
426,000	China Merchants Bank Co. Ltd., H Shares	$3,300,194
Beverages 2.4%
170,000	China Resources Beer Holdings Co. Ltd.	1,394,452
Biotechnology 2.5%
232,000	Akeso, Inc. *(a)	1,463,421
Chemicals 13.7%
824,000	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,056,374
170,000	Wanhua Chemical Group Co. Ltd. Class A	2,545,152
371,018	Zhejiang Satellite Petrochemical Co. Ltd. Class A	2,295,963
		7,897,489
Construction Materials 3.0%
1,600,000	China National Building Material Co. Ltd., H Shares	1,718,910
Containers & Packaging 5.5%
79,000	Yunnan Energy New Material Co. Ltd. Class A	3,164,185
Electrical Equipment 2.7%
200,000	JL Mag Rare-Earth Co. Ltd. Class A	1,530,222
Electronic Equipment, Instruments & Components 2.3%
113,000	Luxshare Precision Industry Co. Ltd. Class A	701,935
20,000	Sunny Optical Technology Group Co. Ltd.	602,416
		1,304,351
Food Products 5.7%
530,000	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,254,942
Household Durables 13.1%
1,066,000	Haier Smart Home Co. Ltd., H Shares	3,977,871
515,200	Man Wah Holdings Ltd.	810,179
255,013	Midea Group Co. Ltd. Class A	2,722,862
		7,510,912
Insurance 4.0%
795,800	China Pacific Insurance Group Co. Ltd., H Shares	2,308,306
Interactive Media & Services 5.4%
53,000	Tencent Holdings Ltd.	3,090,910
Internet & Direct Marketing Retail 5.9%
141,100	Alibaba Group Holding Ltd. *	2,253,042
26,500	JD.com, Inc., Class A *	1,119,039
		3,372,081
Machinery 2.6%
1,379,050	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,516,850
Marine 0.7%
105,000	SITC International Holdings Co. Ltd.	419,200
Oil, Gas & Consumable Fuels 1.1%
317,700	Oriental Energy Co. Ltd. Class A	629,301
Pharmaceuticals 5.0%
17,000	CanSino Biologics, Inc., H Shares *(a)	373,237
2,438,000	CSPC Pharmaceutical Group Ltd.	2,527,615
		2,900,852
Real Estate Management & Development 3.9%
460,000	China Resources Land Ltd.	1,921,749
270,000	Shimao Services Holdings Ltd. (a)	333,622
		2,255,371
Road & Rail 1.3%
61,734	Full Truck Alliance Co. Ltd. ADR *	772,292
Semiconductors & Semiconductor Equipment 1.8%
11,473	ACM Research, Inc. Class A *	1,002,970
	Software 1.9%
26,534	Beijing Kingsoft Office Software, Inc. Class A	1,117,294
Specialty Retail 4.5%
1,718,000	China Yongda Automobiles Services Holdings Ltd.	2,599,417
Total Common Stocks (Cost $53,228,246)		54,523,922
Short-Term Investments 0.1%
Investment Companies 0.1%
72,435	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b) (Cost $72,435)	72,435
Total Investments 94.8% (Cost $53,300,681)		54,596,357
Other Assets Less Liabilities 5.2%		2,997,674

Net Assets 100.0%		$57,594,031

*   Non-income producing security.

(a)   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $2,170,280, which represents 3.8% of net assets of the Fund.

(b)   Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Banks	$—	$3,300,194	$—	$3,300,194
Beverages	—	1,394,452	—	1,394,452
Biotechnology	—	1,463,421	—	1,463,421
Chemicals	—	7,897,489	—	7,897,489
Construction Materials	—	1,718,910	—	1,718,910
Containers & Packaging	—	3,164,185	—	3,164,185
Electrical Equipment	—	1,530,222	—	1,530,222
Electronic Equipment, Instruments & Components	—	1,304,351	—	1,304,351
Food Products	—	3,254,942	—	3,254,942
Household Durables	—	7,510,912	—	7,510,912
Insurance	—	2,308,306	—	2,308,306
Interactive Media & Services	—	3,090,910	—	3,090,910
Internet & Direct Marketing Retail	—	3,372,081	—	3,372,081
Machinery	—	1,516,850	—	1,516,850
Marine	—	419,200	—	419,200
Oil, Gas & Consumable Fuels	—	629,301	—	629,301
Pharmaceuticals	—	2,900,852	—	2,900,852
Real Estate Management & Development	—	2,255,371	—	2,255,371
Software	—	1,117,294	—	1,117,294
Specialty Retail	—	2,599,417	—	2,599,417
Other Common Stocks(a)	1,775,262	—	—	1,775,262
Total Common Stocks	1,775,262	52,748,660	—	54,523,922
Short-Term Investments	—	72,435	—	72,435
Total Investments	$1,775,262	$52,821,095	$—	$54,596,357

(a)          The Schedule of Investments provides information on the industry or sector categorization.

A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.7%
Air Freight & Logistics 0.2%
19,600	FedEx Corp.	$4,515,252
Banks 1.3%
330,834	Citigroup, Inc.	21,074,126
31,039	JPMorgan Chase & Co.	4,929,924
		26,004,050
Beverages 1.8%
1,080,670	Keurig Dr Pepper, Inc.	36,731,973
Capital Markets 6.3%
488,719	Apollo Global Management, Inc.	34,591,531
17,647	BlackRock, Inc.	15,963,653
107,138	Blackstone, Inc. Class A	15,154,670
529,672	Brookfield Asset Management, Inc. Class A	29,751,676
144,783	CME Group, Inc.	31,927,547
342,966	Petershill Partners PLC *(a)	1,345,576
		128,734,653
Chemicals 2.4%
52,719	Air Products & Chemicals, Inc.	15,153,549
342,964	Ashland Global Holdings, Inc.	34,663,372
		49,816,921
Commercial Services & Supplies 3.6%
2,176,736	LegalZoom.com, Inc. *	39,203,015
214,100	Waste Management, Inc.	34,399,447
		73,602,462
Diversified Consumer Services 0.1%
69,416	European Wax Center, Inc. Class A *	1,872,150
Electric Utilities 1.5%
352,035	NextEra Energy, Inc.	30,549,597
Electronic Equipment, Instruments & Components 2.8%
195,833	CDW Corp.	37,082,937
138,833	TE Connectivity Ltd.	21,370,564
		58,453,501
Entertainment 1.7%
354,848	Activision Blizzard, Inc.	20,794,093
58,166	Spotify Technology SA *	13,872,591
		34,666,684
Equity Real Estate Investment Trusts 1.3%
76,358	SBA Communications Corp.	26,251,880
Food & Staples Retailing 2.3%
45,501	Costco Wholesale Corp.	24,542,330
165,186	Walmart, Inc.	23,230,107
		47,772,437
Food Products 0.9%
200,799	Lamb Weston Holdings, Inc.	10,425,484
126,774	Mondelez International, Inc. Class A (b)	7,472,060
		17,897,544
Health Care Equipment & Supplies 1.5%
289,565	Medtronic PLC	30,896,585
Health Care Providers & Services 3.0%
44,251	Humana, Inc.	18,572,587
95,566	UnitedHealth Group, Inc.	42,452,329
		61,024,916
Hotels, Restaurants & Leisure 5.0%
145,631	Expedia Group, Inc. *	23,459,698
69,454	First Watch Restaurant Group, Inc. *	1,384,218
208,249	McDonald's Corp.	50,937,706
748,702	Sweetgreen, Inc. Class A *(c)(l)	25,920,063
		101,701,685
Interactive Media & Services 7.6%
38,685	Alphabet, Inc. Class A *	109,786,096
144,618	Meta Platforms, Inc. Class A *	46,922,756
		156,708,852
Internet & Direct Marketing Retail 5.4%
21,625	Amazon.com, Inc. *	75,840,389
499,764	Chewy, Inc. Class A *(d)	34,113,890
		109,954,279
IT Services 2.9%
90,598	Fidelity National Information Services, Inc. (b)	9,467,491
125,282	Visa, Inc. Class A	24,275,893
197,847	WEX, Inc. *	25,011,818
		58,755,202
Life Sciences Tools & Services 2.4%
79,050	Thermo Fisher Scientific, Inc.	50,025,211
Oil, Gas & Consumable Fuels 0.1%
329	Venture Global LNG, Inc. Ser. C *(c)(e)(l)	2,873,157
Pharmaceuticals 1.1%
142,690	Johnson & Johnson	22,249,652
Professional Services 5.5%
971,956	Dun & Bradstreet Holdings, Inc. *	18,467,164
142,243	Equifax, Inc.	39,636,012
431,022	IHS Markit Ltd.	55,093,232
		113,196,408
Road & Rail 1.8%
247,021	Uber Technologies, Inc. *(b)	9,386,798
113,734	Union Pacific Corp.	26,800,280
		36,187,078
Semiconductors & Semiconductor Equipment 0.5%
62,608	Analog Devices, Inc.	11,285,092
Software 21.9%
63,354	Adobe, Inc. *	42,437,677
439,836	Anaplan, Inc. *	18,829,379
76,210	Atlassian Corp. PLC Class A *	28,679,347
440,651	AvidXchange Holdings, Inc. *	9,412,305
979,360	AvidXchange, Inc. *(c)(l)	19,381,535

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
159,477	DoubleVerify Holdings, Inc. *	$4,924,650
58,101	DoubleVerify Holdings, Inc. *	1,794,159
648,541	Duck Creek Technologies, Inc. *	18,541,787
21,950	Intuit, Inc.	14,317,985
365,302	Microsoft Corp. (f)	120,765,188
211,684	Paycor HCM, Inc. *	6,231,977
971,309	Paycor HCM, Inc. *(c)(l)	27,895,995
183,831	salesforce.com, Inc. *	52,384,482
67,126	ServiceNow, Inc. *	43,477,510
147,331	Workday, Inc. Class A *	40,402,580
		449,476,556
Specialty Retail 6.5%
1,392,147	Fanatics Holdings, Inc. Class A *(c)(e)(l)	65,946,003
87,071	Home Depot, Inc.	34,881,513
482,977	TJX Cos., Inc.	33,518,604
		134,346,120
Technology Hardware, Storage & Peripherals 4.2%
519,764	Apple, Inc.	85,916,989
Textiles, Apparel & Luxury Goods 1.1%
128,337	NIKE, Inc. Class B	21,719,754
Total Common Stocks (Cost $1,089,824,695)		1,983,186,640
Preferred Stocks 0.6%
Capital Markets 0.1%
20,788	Savage X, Inc. Ser. C *(c)(e)(l)	1,000,028
IT Services 0.3%
287,787	Druva, Inc. Ser. 4 *(c)(e)(l)	2,697,370
461,441	Druva, Inc. Ser. 5 *(c)(e)(l)	4,324,994
		7,022,364
Software 0.2%
39,343	Signifyd, Inc. Ser. A *(c)(e)(l)	1,288,090
90,310	Signifyd, Inc. Ser. Seed *(c)(e)(l)	2,955,846
		4,243,936
Total Preferred Stocks (Cost $10,824,816)		12,266,328

NUMBER OF UNITS

Master Limited Partnerships and Limited Partnerships 0.4%
Oil, Gas & Consumable Fuels 0.4%
355,940	Enterprise Products Partners L.P. (Cost $8,635,840)	7,613,556

NUMBER OF SHARES

Warrants 0.0%(g)
Food Products 0.0%(g)
142,005	Whole Earth Brands, Inc. Expires 6/25/2025 (Cost $204,203)*	170,406
Total Options Purchased(h) 0.0%(g) (Cost $439,722)		190,203
Short-Term Investments 3.4%
Investment Companies 3.4%
46,806,836	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)(i)	46,806,836
22,447,053	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(i)(j)	22,447,053
Total Short-Term Investments (Cost $69,253,889)		69,253,889
Total Investments 101.1% (Cost $1,179,183,165)		2,072,681,022
Liabilities Less Other Assets (1.1)%(k)		(22,204,098)
Net Assets 100.0%		$2,050,476,924

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $1,345,576, which represents 0.1% of net assets of the Fund.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $71,917,105.
(c)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $154,283,081, which represents 7.5% of net assets of the Fund.
(d)	The security or a portion of this security is on loan at November 30, 2021. Total value of all such securities at November 30, 2021 amounted to $21,811,186 for the Fund.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of the security is pledged as collateral for options written.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	See "Purchased option contracts" under Derivative Instruments.
(i)	Represents 7-day effective yield as of November 30, 2021.
(j)	Represents investment of cash collateral received from securities lending.
(k)	Includes the impact of the Fund's open positions in derivatives at November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

(l)

These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At November 30, 2021, these securities amounted to $154,283,081, which represents 7.5% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 11/30/2021	Fair Value Percentage of Net Assets as of 11/30/2021
AvidXchange, Inc.	4/7/2020	$12,000,099	0.7%	$19,381,535	0.9%
Druva, Inc. (Ser. 4 Preference Shares)	6/14/2019	1,500,003	0.1%	2,697,370	0.1%
Druva, Inc. (Ser. 5 Preference Shares)	4/1/2021	4,325,000	0.2%	4,324,994	0.2%
Fanatics Holdings, Inc. Class A	8/13/2020	23,499,997	1.6%	64,383,741	3.1%
Fanatics Holdings, Inc. Class A	4/29/2021	1,150,013	0.1%	1,562,262	0.1%
Paycor HCM, Inc.	1/19/2021	22,400,000	1.3%	27,895,995	1.4%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	1,000,028	0.1%	1,000,028	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/27/2021	1,213,732	0.1%	1,288,090	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/27/2021	2,786,063	0.1%	2,955,846	0.1%
Sweetgreen, Inc. Ser. A	11/30/2018	7,520,004	0.4%	21,695,211	1.1%
	9/13/2019	1,009,430	0.1%	2,043,653	0.1%
	1/21/2021	873,383	0.1%	2,181,199	0.1%
Venture Global LNG, Inc. Ser. C	11/21/2018	2,303,000	0.1%	2,873,157	0.1%
Total		$81,580,752	5.0%	$154,283,081	7.5%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At November 30, 2021, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Internet & Direct Marketing Retail
Chewy, Inc.	800	$5,460,800	$80	12/17/2021	$125,200

Road & Rail
Uber Technologies, Inc.	1,605	6,099,000	50	1/21/2022	65,003
Total options purchased (cost $439,722)					$190,203

Written option contracts ("options written")

At November 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Road & Rail
Uber Technologies, Inc.	1,605	$(6,099,000)	$60	1/21/2022	$(17,655)

Puts

Internet & Direct Marketing Retail
Chewy, Inc.	900	$(6,143,400)	$60	12/17/2021	$(160,200)

Road & Rail
Uber Technologies, Inc.	1,123	(4,267,400)	40	1/21/2022	(460,430)
Total puts					$(620,630)

Total options written (premium received $362,508)					$(638,285)

At November 30, 2021, the Fund had securities pledged in the amount of $13,223,600 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Hotels, Restaurants & Leisure	$75,781,622	$25,920,063	$—	$101,701,685
Oil, Gas & Consumable Fuels	—	—	2,873,157	2,873,157
Software	402,199,026	47,277,530	—	449,476,556
Specialty Retail	68,400,117	—	65,946,003	134,346,120
Other Common Stocks(a)	1,294,789,122	—	—	1,294,789,122
Total Common Stocks	1,841,169,887	73,197,593	68,819,160	1,983,186,640
Preferred Stocks(a)	—	—	12,266,328	12,266,328
Master Limited Partnerships and Limited Partnerships(a)	7,613,556	—	—	7,613,556
Warrants(a)	170,406	—	—	170,406
Options Purchased(b)	190,203	—	—	190,203
Short-Term Investments	—	69,253,889	—	69,253,889
Total Investments	$1,849,144,052	$142,451,482	$81,085,488	$2,072,681,022

(a)	The Schedule of Investments provides information on the industry or sector categorization.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(c)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities: (000’s omitted)	Beginning balance, as of 8/31/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2021
Common Stocks (d)	$71,853	$—	$—	$(634)	$—	$—	$—	$(2,400)	$68,819	$596
Preferred Stocks (d)	36,010	—	—	(5,741)	1,000	—	—	(19,003)	12,266	244
Warrants(h)	—	—	—	—	—	—	—	—	—	—
Total	$107,863	$—	$—	$(6,375)	$1,000	$—	$—	$(21,403)	$81,085	$840

(d) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 11/30/2021	Valuation approach	Unobservable input(s)	Input value/range		Weighted average (f)		Impact to valuation from increase in input(g)
Common Stocks	$65,946,003	Market Approach	Transaction Price	$47.37		$47.37		Increase
Common Stocks	2,873,157	Market Approach	Enterprise value/EBITDA multiple(e) (EV/EBITDA)	11.0	x	11.0	x	Increase
Preferred Stocks	4,243,936	Market Approach	Enterprise value/Revenue multiple(e) (EV/Revenue)	10.0	x	10.0	x	Increase
Preferred Stocks	8,022,392	Market Approach	Transaction Price	$9.37 - $48.11		$14.20		Increase

(e) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund^

(Unaudited) (cont’d)

(f)	The weighted averages disclosed in the table above were weighted by relative fair value.

(g)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(h)	At the beginning of the year, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund no longer held these investments at November 30, 2021 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2021:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(638,285)	$—	$—	$(638,285)
Total	$(638,285)	$—	$—	$(638,285)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Short-Term Investments 100.4%
Investment Companies 100.4%
4,624,876	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $4,624,876)	$4,624,876
Total Investments 100.4% (Cost $4,624,876)		4,624,876
Liabilities Less Other Assets (0.4)%		(18,452)
Net Assets 100.0%		$4,606,424

(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Integrated Large Cap Fund^

(Unaudited) (cont’d)

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investments	$—	$4,624,876	$—	$4,624,876
Total Investments	$—	$4,624,876	$—	$4,624,876

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 97.2%
Austria 1.6%
496,390	BAWAG Group AG *(a)	$28,964,096
Belgium 0.5%
310,842	Azelis Group NV *	8,860,743
Canada 0.8%
806,542	Softchoice Corp.	15,001,321
China 3.4%
206,856	NXP Semiconductors NV	46,203,356
893,500	Shenzhou International Group Holdings Ltd.	16,778,005
		62,981,361
Finland 1.3%
2,094,171	Nordea Bank Abp	24,882,436
France 7.9%
75,589	Air Liquide SA	12,500,497
103,283	Arkema SA	13,540,611
461,620	Bureau Veritas SA	14,637,717
684,513	Exclusive Networks SA *	14,516,933
44,423	Kering SA	34,329,035
136,409	Pernod-Ricard SA	31,327,059
56,715	Teleperformance	23,329,051
		144,180,903
Germany 10.2%
103,652	adidas AG	30,040,361
311,210	Brenntag SE	26,717,819
74,626	Deutsche Boerse AG	11,730,188
233,330	Gerresheimer AG	21,447,426
522,695	QIAGEN NV *	28,816,175
26,084	SAP SE	3,348,077
219,283	SAP SE ADR	28,164,709
339,034	Scout24 SE (a)	22,531,621
231,559	Stabilus SA	15,402,147
		188,198,523
Hong Kong 3.7%
1,548,200	AIA Group Ltd.	16,298,586
2,495,800	Techtronic Industries Co. Ltd.	51,330,382
		67,628,968
India 0.7%
596,810	Infosys Ltd. ADR	13,475,970
Ireland 5.2%
832,642	CRH PLC	40,485,527
213,773	Kerry Group PLC Class A	26,328,993
563,716	Smurfit Kappa Group PLC	28,781,766
		95,596,286
Italy 0.8%
978,062	Nexi SpA *(a)	15,035,487
Japan 13.5%
85,600	Daikin Industries Ltd.	17,430,227
120,800	Fujitsu Ltd.	19,966,279
94,400	Hoya Corp.	14,942,245
82,500	Nitori Holdings Co. Ltd.	13,075,094
478,400	Otsuka Corp.	21,863,016
1,551,600	Sanwa Holdings Corp.	16,551,659
1,011,400	SCSK Corp.	19,155,373
253,100	Sony Group Corp.	30,880,402
733,900	Subaru Corp.	13,822,358
963,700	TechnoPro Holdings, Inc.	26,324,219
471,200	Terumo Corp.	19,189,238
260,000	Tokio Marine Holdings, Inc.	13,057,016
1,170,000	Toyota Motor Corp.	20,754,922
		247,012,048
Netherlands 5.9%
380,532	AerCap Holdings NV *	21,325,013
17,557	ASML Holding NV	13,930,018
345,354	Heineken NV	34,443,124
75,084	Koninklijke DSM NV	16,191,807
613,811	Koninklijke Philips NV	21,715,570
		107,605,532
Norway 1.4%
5,164,706	Elopak ASA *	14,935,280
1,107,895	Sbanken ASA (a)	11,575,598
		26,510,878
Singapore 1.2%
979,807	DBS Group Holdings Ltd.	21,342,751
Sweden 3.8%
1,043,251	Assa Abloy AB Class B	29,369,098
413,493	Autoliv, Inc.	39,856,590
		69,225,688
Switzerland 9.1%
294,378	Julius Baer Group Ltd.	18,354,334
28,803	Lonza Group AG	23,310,962
306,197	Novartis AG	24,494,426
94,891	Roche Holding AG	37,173,954
654,650	SIG Combibloc Group AG *	17,285,242
54,403	Sonova Holding AG	20,533,347
1,458,519	UBS Group AG	25,324,103
		166,476,368
United Kingdom 21.1%
1,230,829	Bunzl PLC	46,947,467
390,510	DCC PLC	28,762,088
614,813	Diageo PLC	31,067,391
1,268,493	Electrocomponents PLC	20,379,349
582,853	Fevertree Drinks PLC	20,076,782
4,809,411	Ibstock PLC (a)	12,300,038
21,559,959	Lloyds Banking Group PLC	13,419,276
385,534	London Stock Exchange Group PLC	33,338,415
3,845,310	Petershill Partners PLC *(a)	15,086,506
1,492,568	Prudential PLC	25,329,120
1,174,759	RELX PLC	36,512,602
561,403	Savills PLC	9,975,082
1,038,560	Smith & Nephew PLC	16,816,509
1,049,692	St. James's Place PLC	21,617,646
447,211	Travis Perkins PLC	8,624,139
537,704	Unilever PLC	27,694,540
860,431	Weir Group PLC	19,081,705
		387,028,655

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
United States 5.1%
66,070	Aon PLC Class A	$19,541,524
286,429	Ferguson PLC	43,674,339
171,395	Schneider Electric SE	30,365,914
		93,581,777
Total Common Stocks (Cost $1,447,285,291)		1,783,589,791
Short-Term Investments 2.4%
Investment Companies 2.4%
43,567,376	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $43,567,376)	43,567,376
Total Investments 99.6% (Cost $1,490,852,667)		1,827,157,167
Other Assets Less Liabilities 0.4%		7,015,933
Net Assets 100.0%		$1,834,173,100

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $105,493,346, which represents 5.8% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$176,528,869	9.6%
Capital Markets	125,451,192	6.8%
Beverages	116,914,356	6.4%
IT Services	104,013,058	5.7%
Professional Services	100,803,589	5.5%
Banks	100,184,157	5.5%
Health Care Equipment & Supplies	93,196,909	5.1%
Machinery	85,814,234	4.7%
Textiles, Apparel & Luxury Goods	81,147,401	4.4%
Insurance	74,226,246	4.0%
Life Sciences Tools & Services	73,574,563	4.0%
Building Products	63,350,984	3.4%
Pharmaceuticals	61,668,380	3.4%
Containers & Packaging	61,002,288	3.3%
Semiconductors & Semiconductor Equipment	60,133,374	3.3%
Construction Materials	52,785,565	2.9%
Chemicals	42,232,915	2.3%
Auto Components	39,856,590	2.2%
Automobiles	34,577,280	1.9%
Software	31,512,786	1.7%
Household Durables	30,880,402	1.7%
Electrical Equipment	30,365,914	1.7%
Industrial Conglomerates	28,762,088	1.6%
Personal Products	27,694,540	1.5%
Food Products	26,328,993	1.4%
Interactive Media & Services	22,531,621	1.2%
Electronic Equipment, Instruments & Components	15,001,321	0.8%
Specialty Retail	13,075,094	0.7%
Real Estate Management & Development	9,975,082	0.5%
Short-Term Investments and Other Assets-Net	50,583,309	2.8%
	$1,834,173,100	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$46,203,356	$16,778,005	$—	$62,981,361
Hong Kong	—	67,628,968	—	67,628,968
Japan	—	247,012,048	—	247,012,048
Singapore	—	21,342,751	—	21,342,751
Other Common Stocks(a)	1,384,624,663	—	—	1,384,624,663
Total Common Stocks	1,430,828,019	352,761,772	—	1,783,589,791
Short-Term Investments	—	43,567,376	—	43,567,376
Total Investments	$1,430,828,019	$396,329,148	$—	$1,827,157,167

(a)    The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^    A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 96.2%
Austria 1.4%
40,912	BAWAG Group AG *(a)	$2,387,194
China 3.7%
18,770	NXP Semiconductors NV	4,192,467
106,900	Shenzhou International Group Holdings Ltd.	2,007,352
		6,199,819
Finland 1.3%
190,285	Nordea Bank Abp	2,260,921
France 6.3%
6,787	Air Liquide SA	1,122,397
9,362	Arkema SA	1,227,377
4,027	Kering SA	3,111,970
12,012	Pernod-Ricard SA	2,758,620
6,160	Teleperformance	2,533,844
		10,754,208
Germany 10.4%
9,376	adidas AG	2,717,347
35,705	Brenntag SE	3,065,325
10,673	Deutsche Boerse AG	1,677,650
25,428	Gerresheimer AG	2,337,312
47,960	QIAGEN NV *	2,644,035
3,199	SAP SE	410,616
21,140	SAP SE ADR	2,715,221
30,594	Scout24 SE (a)	2,033,225
		17,600,731
Hong Kong 4.2%
191,100	AIA Group Ltd.	2,011,794
253,100	Techtronic Industries Co. Ltd.	5,205,433
		7,217,227
India 1.0%
77,590	Infosys Ltd. ADR	1,751,982
Ireland 5.6%
84,855	CRH PLC	4,125,902
19,387	Kerry Group PLC Class A	2,387,768
59,329	Smurfit Kappa Group PLC	3,029,173
		9,542,843
Italy 0.8%
88,175	Nexi SpA *(a)	1,355,491
Japan 11.7%
6,200	Daikin Industries Ltd.	1,262,470
10,900	Fujitsu Ltd.	1,801,593
11,400	Hoya Corp.	1,804,466
7,500	Nitori Holdings Co. Ltd.	1,188,645
43,200	Otsuka Corp.	1,974,252
37,200	Sanwa Holdings Corp.	396,830
92,200	SCSK Corp.	1,746,219
29,600	Sony Group Corp.	3,611,458
66,600	Subaru Corp.	1,254,352
42,800	Terumo Corp.	1,742,995
23,400	Tokio Marine Holdings, Inc.	1,175,131
106,000	Toyota Motor Corp.	1,880,360
		19,838,771
Netherlands 6.2%
34,308	AerCap Holdings NV *	1,922,620
2,126	ASML Holding NV	1,686,804
31,388	Heineken NV	3,130,413
6,824	Koninklijke DSM NV	1,471,591
65,683	Koninklijke Philips NV	2,323,751
		10,535,179
Singapore 1.2%
97,072	DBS Group Holdings Ltd.	2,114,481
Sweden 3.8%
99,169	Assa Abloy AB Class B	2,791,758
37,940	Autoliv, Inc.	3,657,036
		6,448,794
Switzerland 12.7%
29,970	Julius Baer Group Ltd.	1,868,616
2,882	Lonza Group AG	2,332,472
36,740	Novartis AG	2,939,040
12,483	Roche Holding AG	4,890,268
576	SGS SA	1,742,336
90,160	SIG Combibloc Group AG *	2,380,566
6,401	Sonova Holding AG	2,415,932
175,935	UBS Group AG	3,054,740
		21,623,970
United Kingdom 20.7%
114,363	Bunzl PLC	4,362,144
41,302	DCC PLC	3,042,001
56,100	Diageo PLC	2,834,814
115,177	Electrocomponents PLC	1,850,410
52,603	Fevertree Drinks PLC	1,811,947
2,594,046	Lloyds Banking Group PLC	1,614,577
39,305	London Stock Exchange Group PLC	3,398,835
329,645	Petershill Partners PLC *(a)	1,293,313
144,018	Prudential PLC	2,444,009
122,532	RELX PLC	3,808,409
73,555	Smith & Nephew PLC	1,191,013
80,564	St. James's Place PLC	1,659,157
60,533	Travis Perkins PLC	1,167,335
48,658	Unilever PLC	2,506,139
97,692	Weir Group PLC	2,166,507
		35,150,610
United States 5.2%
5,975	Aon PLC Class A	1,767,226
25,106	Ferguson PLC	3,828,132
18,086	Schneider Electric SE	3,204,282
		8,799,640
Total Common Stocks (Cost $129,256,169)		163,581,861

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 2.8%
Investment Companies 2.8%
4,800,483	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b) (Cost $4,800,483)	$4,800,483
Total Investments 99.0% (Cost $134,056,652)		168,382,344
Other Assets Less Liabilities 1.0%		1,721,166

Net Assets 100.0%		$170,103,510

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $7,069,223, which represents 4.2% of net assets of the Fund.
(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$16,195,966	9.5%
Capital Markets	12,952,311	7.6%
Beverages	10,535,794	6.2%
Health Care Equipment & Supplies	9,478,157	5.6%
IT Services	8,629,537	5.1%
Banks	8,377,173	4.9%
Professional Services	8,084,589	4.8%
Textiles, Apparel & Luxury Goods	7,836,669	4.6%
Pharmaceuticals	7,829,308	4.6%
Insurance	7,398,160	4.4%
Machinery	7,371,940	4.3%
Life Sciences Tools & Services	7,313,819	4.3%
Semiconductors & Semiconductor Equipment	5,879,271	3.5%
Containers & Packaging	5,409,739	3.2%
Building Products	4,451,058	2.6%
Construction Materials	4,125,902	2.4%
Chemicals	3,821,365	2.2%
Auto Components	3,657,036	2.2%
Household Durables	3,611,458	2.1%
Electrical Equipment	3,204,282	1.9%
Automobiles	3,134,712	1.8%
Software	3,125,837	1.8%
Industrial Conglomerates	3,042,001	1.8%
Personal Products	2,506,139	1.5%
Food Products	2,387,768	1.4%
Interactive Media & Services	2,033,225	1.2%
Specialty Retail	1,188,645	0.7%
Short-Term Investments and Other Assets-Net	6,521,649	3.8%
	$170,103,510	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$4,192,467	$2,007,352	$—	$6,199,819
Hong Kong	—	7,217,227	—	7,217,227
Japan	—	19,838,771	—	19,838,771
Singapore	—	2,114,481	—	2,114,481
Other Common Stocks(a)	128,211,563	—	—	128,211,563
Total Common Stocks	132,404,030	31,177,831	—	163,581,861
Short-Term Investments	—	4,800,483	—	4,800,483
Total Investments	$132,404,030	$35,978,314	$—	$168,382,344

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 95.5%
Australia 4.0%
1,476	ARB Corp. Ltd.	$55,764
2,197	Corporate Travel Management Ltd. *	34,348
8,119	Hansen Technologies Ltd.	32,099
12,476	Steadfast Group Ltd.	43,406
		165,617
Belgium 1.3%
876	Shurgard Self Storage SA	54,244
Canada 5.1%
525	Colliers International Group, Inc.	70,877
485	Descartes Systems Group, Inc. *	38,995
674	Enghouse Systems Ltd.	27,932
258	Kinaxis, Inc. *	39,433
1,926	Softchoice Corp. (a)	35,823
		213,060
Denmark 2.0%
248	Chemometec A/S	35,643
352	Schouw & Co. A/S	28,448
192	SimCorp A/S	19,482
		83,573
Finland 0.9%
2,475	Kemira OYJ	36,855
France 8.1%
726	Chargeurs SA	20,765
111	Esker SA	43,556
1,230	Exclusive Networks SA *	26,085
929	Interparfums SA	70,800
1,096	Lectra	47,917
1,359	Lumibird *	31,750
200	Sopra Steria Group	35,520
946	Tikehau Capital SCA	25,534
73	Virbac SA	34,275
		336,202
Germany 4.3%
355	Dermapharm Holding SE	32,692
1,365	Jenoptik AG	55,389
388	Nexus AG	31,594
484	Stabilus SA	32,193
483	Washtec AG	26,951
		178,819
Ireland 1.5%
12,377	Uniphar PLC	62,744
Italy 2.4%
2,270	Carel Industries SpA (b)	61,013
1,189	GVS SpA (b)	14,941
1,289	Intercos SpA *	21,928
		97,882
Japan 20.3%
1,150	Aeon Delight Co. Ltd.	35,979
1,600	Amano Corp.	35,034
600	Ariake Japan Co. Ltd.	33,863
1,000	Azbil Corp.	44,080
800	CKD Corp.	15,584
1,400	Idec Corp.	33,050
1,700	Kito Corp.	26,211
1,600	Konishi Co. Ltd.	22,520
900	Nagaileben Co. Ltd.	18,581
1,400	Nakanishi, Inc.	27,842
1,400	Nichias Corp.	31,585
3,900	Nihon Parkerizing Co. Ltd.	36,282
1,900	Nohmi Bosai Ltd.	33,475
1,000	NS Solutions Corp.	30,280
700	Okamoto Industries, Inc.	23,259
1,100	Optex Group Co. Ltd.	14,309
5,200	Prestige International, Inc.	31,604
1,700	Relo Group, Inc.	31,283
800	Roland Corp.	30,516
1,700	Shinnihonseiyaku Co. Ltd.	18,648
1,000	SHO-BOND Holdings Co. Ltd.	43,089
1,600	Shoei Co. Ltd.	67,660
2,000	Simplex Holdings, Inc. *	49,365
3,500	Sun Frontier Fudousan Co. Ltd.	29,511
3,300	Tanseisha Co. Ltd.	23,487
1,200	TKC Corp.	34,812
1,400	Yellow Hat Ltd.	19,134
		841,043
Jersey 0.8%
2,606	Sanne Group PLC *	31,470
Korea 2.9%
182	CJ ENM Co. Ltd.	20,760
445	Dentium Co. Ltd.	20,082
451	Innocean Worldwide, Inc.	19,572
527	Kyung Dong Navien Co. Ltd.	23,198
1,406	NICE Information Service Co. Ltd.	20,340
1,535	Vitzrocell Co. Ltd.	16,972
		120,924
Netherlands 1.1%
999	Corbion NV	46,316
Norway 2.5%
2,463	Borregaard ASA	58,821
9,711	Elopak ASA *	28,082
688	Pexip Holding ASA *	2,987
1,234	Sbanken ASA (b)	12,893
		102,783
Singapore 0.8%
4,300	Haw Par Corp. Ltd.	35,419
Spain 2.0%
3,983	Applus Services SA	35,482
726	Befesa SA (b)	48,166
		83,648
Sweden 7.6%
1,386	Biotage AB	41,601
713	Cellavision AB	26,731
12,426	Cloetta AB, B Shares	34,209
4,805	Dustin Group AB (b)	59,160

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
3,412	Sweco AB	$58,926
1,211	Thule Group AB (b)	68,908
754	Xvivo Perfusion AB *	24,798
		314,333
Switzerland 11.3%
113	Belimo Holding AG	65,605
143	Bossard Holding AG Class A	47,353
40	Inficon Holding AG	51,500
15	Interroll Holding AG	68,869
143	Kardex Holding AG	43,458
173	Komax Holding AG *	46,282
214	Medacta Group SA *(b)	30,070
271	Medartis Holding AG *(b)	31,881
64	Tecan Group AG	38,238
454	VZ Holding AG	45,051
		468,307
Taiwan 0.4%
4,000	Bioteque Corp.	15,444
United Arab Emirates 0.3%
3,376	Network International Holdings PLC *(b)	12,019
United Kingdom 15.9%
10,731	Biffa PLC (b)	50,165
2,314	Big Yellow Group PLC	50,225
3,070	Clinigen Group PLC (a)	24,416
43,583	Coats Group PLC	35,589
847	Craneware PLC	28,725
508	Dechra Pharmaceuticals PLC	34,085
1,587	Diploma PLC	67,667
1,257	Future PLC	59,915
348	Games Workshop Group PLC	43,320
2,277	GB Group PLC	23,318
421	Genus PLC	27,077
7,343	Ideagen PLC	25,879
16,426	Johnson Service Group PLC *	28,181
11,886	Learning Technologies Group PLC	26,510
5,915	On the Beach Group PLC *(b)	16,009
6,006	OSB Group PLC	40,098
5,572	Restore PLC	36,237
8,002	Sensyne Health PLC *	9,578
1,120	Victrex PLC	34,260
		661,254
Total Common Stocks (Cost $3,236,846)		3,961,956
Short-Term Investments 16.8%
Investment Companies 16.8%
641,913	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	641,913
53,790	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)(d)	53,790
Total Short-Term Investments (Cost $695,703)		695,703
Total Investments 112.3% (Cost $3,932,549)		4,657,659
Liabilities Less Other Assets (12.3)%		(509,732)
Net Assets 100.0%		$4,147,927

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2021. Total value of all such securities at November 30, 2021 amounted to $50,247 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2021 amounted to $405,225, which represents 9.8% of net assets of the Fund.
(c)	Represents 7-day effective yield as of November 30, 2021.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Software	$328,108	7.9%
Electronic Equipment, Instruments & Components	301,360	7.3%
Machinery	259,548	6.3%
Chemicals	258,313	6.2%
Commercial Services & Supplies	230,332	5.5%
Health Care Equipment & Supplies	210,370	5.1%
IT Services	188,081	4.5%
Real Estate Management & Development	185,915	4.5%
Building Products	181,401	4.4%
Leisure Products	142,744	3.4%
Life Sciences Tools & Services	139,898	3.4%
Pharmaceuticals	136,471	3.3%
Auto Components	123,424	3.0%
Trading Companies & Distributors	115,020	2.8%
Personal Products	111,376	2.7%
Capital Markets	102,055	2.5%
Construction & Engineering	102,015	2.4%
Food Products	96,520	2.3%
Internet & Direct Marketing Retail	79,920	1.9%
Media	79,487	1.9%
Professional Services	79,309	1.9%
Health Care Technology	69,897	1.7%
Health Care Providers & Services	62,744	1.5%
Hotels, Restaurants & Leisure	50,357	1.2%
Equity Real Estate Investment Trusts	50,225	1.2%
Electrical Equipment	50,022	1.2%
Insurance	43,406	1.0%
Thrifts & Mortgage Finance	40,098	1.0%
Textiles, Apparel & Luxury Goods	35,589	0.9%
Containers & Packaging	28,082	0.7%
Biotechnology	27,077	0.6%
Industrial Conglomerates	20,765	0.5%
Specialty Retail	19,134	0.5%
Banks	12,893	0.3%
Short-Term Investments and Other Liabilities—Net	185,971	4.5%
	$4,147,927	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$165,617	$—	$165,617
Japan	49,365	791,678	—	841,043
Korea	—	120,924	—	120,924
Singapore	—	35,419	—	35,419
Taiwan	—	15,444	—	15,444
Other Common Stocks(a)	2,783,509	—	—	2,783,509
Total Common Stocks	2,832,874	1,129,082	—	3,961,956
Short-Term Investments	—	695,703	—	695,703
Total Investments	$2,832,874	$1,824,785	$—	$4,657,659

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^      A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 89.1%
Aerospace & Defense 0.7%
75,546	Mercury Systems, Inc. *	$3,697,977
132,318	Spirit AeroSystems Holdings, Inc. Class A	5,009,559
		8,707,536
Banks 5.1%
416,362	BankUnited, Inc.	16,504,590
206,983	Comerica, Inc.	17,082,307
1,081,455	Huntington Bancshares, Inc.	16,048,792
239,805	Texas Capital Bancshares, Inc. *	13,505,817
		63,141,506
Biotechnology 0.7%
199,299	Emergent BioSolutions, Inc. *	8,793,072
Building Products 2.5%
1,172,342	Resideo Technologies, Inc. *	30,586,403
Commercial Services & Supplies 4.2%
103,505	Clean Harbors, Inc. *	10,499,547
896,183	Harsco Corp. *	13,066,348
886,984	KAR Auction Services, Inc. *	13,295,890
271,570	Stericycle, Inc. *	15,343,705
		52,205,490
Communications Equipment 5.8%
439,555	Ciena Corp. *	26,474,398
585,750	EMCORE Corp. *	4,316,977
737,290	Infinera Corp. *	5,994,168
192,083	Radware Ltd. *	5,564,644
1,157,517	Ribbon Communications, Inc. *	6,308,468
340,395	Viasat, Inc. *	15,076,094
570,732	Viavi Solutions, Inc. *	8,452,541
		72,187,290
Construction & Engineering 0.6%
32,384	Valmont Industries, Inc.	7,740,748
Containers & Packaging 4.9%
126,235	Avery Dennison Corp.	25,887,011
336,402	Crown Holdings, Inc.	35,591,332
		61,478,343
Electrical Equipment 1.8%
1,753,939	Babcock & Wilcox Enterprises, Inc. *	15,960,845
246,349	Bloom Energy Corp. Class A *	6,769,670
		22,730,515
Electronic Equipment, Instruments & Components 3.3%
115,487	II-VI, Inc. *	7,221,402
512,325	Innoviz Technologies Ltd. *	3,678,494
201,544	Itron, Inc. *	12,477,589
77,322	OSI Systems, Inc. *	7,030,889
24,234	Teledyne Technologies, Inc. *	10,064,138
		40,472,512
Energy Equipment & Services 1.4%
224,186	Dril-Quip, Inc. *	4,284,195
115,462	ION Geophysical Corp. *	200,904
707,248	Oil States International, Inc. *	3,578,675
231,520	Patterson-UTI Energy, Inc.	1,634,531
962,619	TechnipFMC PLC *	5,458,050
642,376	TETRA Technologies, Inc. *	1,676,601
		16,832,956
Entertainment 1.8%
1,619,483	Lions Gate Entertainment Corp. Class B *	22,105,943
Food Products 1.6%
256,578	Hain Celestial Group, Inc. *	10,116,870
280,564	TreeHouse Foods, Inc. *	10,296,699
		20,413,569
Health Care Equipment & Supplies 4.4%
1,461,790	Accuray, Inc. *	7,031,210
154,502	AtriCure, Inc. *	9,795,427
243,716	Avanos Medical, Inc. *	7,352,912
226,427	Cardiovascular Systems, Inc. *	4,528,540
405,236	CytoSorbents Corp. *	1,993,761
183,474	Haemonetics Corp. *	9,403,042
700,749	OraSure Technologies, Inc. *	6,537,988
288,913	Varex Imaging Corp. *	8,248,466
		54,891,346
Health Care Providers & Services 3.1%
293,291	Acadia Healthcare Co., Inc. *	16,474,155
53,320	Molina Healthcare, Inc. *	15,205,798
213,439	Patterson Cos., Inc.	6,716,925
		38,396,878
Hotels, Restaurants & Leisure 2.9%
1,061,104	International Game Technology PLC	28,671,030
132,989	SeaWorld Entertainment, Inc. *	7,845,021
		36,516,051
Household Durables 1.3%
367,238	Tempur Sealy International, Inc.	15,732,476
Independent Power and Renewable Electricity Producers 2.8%
294,738	Ormat Technologies, Inc.	22,252,719
657,437	Vistra Corp.	13,069,848
		35,322,567
Insurance 0.4%
199,963	eHealth, Inc. *	4,415,183
IT Services 3.8%
97,652	Alliance Data Systems Corp.	6,655,960
3,618,448	Conduent, Inc. *	18,236,978
1,230,223	Unisys Corp. *	22,340,850
		47,233,788
Life Sciences Tools & Services 2.2%
58,509	Charles River Laboratories International, Inc. *	21,406,688
1,184,629	Fluidigm Corp. *	5,461,140
		26,867,828
Machinery 0.5%
251,840	Enerpac Tool Group Corp.	5,316,342

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

114,698	Twin Disc, Inc. *	$1,374,082
		6,690,424
Media 2.9%
927,373	Criteo SA ADR *	34,832,130
39,060	Loyalty Ventures, Inc. *	1,121,022
		35,953,152
Metals & Mining 1.8%
1,099,697	Cleveland-Cliffs, Inc. *	22,378,834
Oil, Gas & Consumable Fuels 2.5%
455,805	CNX Resources Corp. *	6,217,180
605,661	Devon Energy Corp.	25,474,102
		31,691,282
Pharmaceuticals 0.3%
973,110	Amneal Pharmaceuticals, Inc. *	4,067,600
Professional Services 1.8%
504,528	KBR, Inc.	22,199,232
Semiconductors & Semiconductor Equipment 8.3%
122,400	CEVA, Inc. *	5,397,840
69,502	CMC Materials, Inc.	9,229,866
77,729	Entegris, Inc.	11,354,652
68,954	Impinj, Inc. *	5,169,481
375,291	MACOM Technology Solutions Holdings, Inc. *	26,987,176
853,705	Rambus, Inc. *	22,964,665
847,090	Veeco Instruments, Inc. *	22,515,652
		103,619,332
Software 8.4%
396,341	Box, Inc. Class A *	9,278,343
733,825	Cognyte Software Ltd. *	14,948,015
942,554	Mandiant, Inc. *	15,995,141
114,052	New Relic, Inc. *	12,640,383
422,163	OneSpan, Inc. *	7,214,766
361,903	Ping Identity Holding Corp. *	8,616,910
308,579	Verint Systems, Inc. *	14,685,275
1,212,094	Xperi Holding Corp.	21,720,725
		105,099,558
Specialty Retail 2.6%
234,093	Caleres, Inc.	5,526,936
630,159	Chico's FAS, Inc. *	3,610,811
99,266	Children's Place, Inc. *	8,589,487
375,827	ODP Corp. *	14,191,227
		31,918,461
Technology Hardware, Storage & Peripherals 3.3%
658,435	Diebold Nixdorf, Inc. *	5,339,908
2,642,298	Quantum Corp. *	14,453,370
810,837	Stratasys Ltd. *	21,884,491
		41,677,769
Trading Companies & Distributors 1.4%
312,426	AerCap Holdings NV *	17,508,353
Total Common Stocks (Cost $800,505,549)		1,109,575,997

PRINCIPAL AMOUNT

Convertible Bonds 1.2%
Communications Equipment 1.0%
$ 9,304,000	Infinera Corp., 2.50%, due 3/1/2027	12,188,240
Energy Equipment & Services 0.2%
3,150,000	ION Geophysical Corp., 8.00%, due 12/15/2025	2,858,794
Total Convertible Bonds (Cost $12,454,000)		15,047,034

NUMBER OF SHARES

Short-Term Investments 9.0%
Investment Companies 9.0%
111,837,404	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $111,837,404)	111,837,404
Total Investments 99.3% (Cost $924,796,953)		1,236,460,435
Other Assets Less Liabilities 0.7%		8,178,178
Net Assets 100.0%		$1,244,638,613

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,109,575,997	$—	$—	$1,109,575,997
Convertible Bonds(a)	—	15,047,034	—	15,047,034
Short-Term Investments	—	111,837,404	—	111,837,404
Total Investments	$1,109,575,997	$126,884,438	$—	$1,236,460,435

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 94.6%
Aerospace & Defense 2.4%
2,086,920	Raytheon Technologies Corp.	$168,873,566
Airlines 3.9%
4,670,158	Delta Air Lines, Inc. *	169,059,719
2,557,826	United Airlines Holdings, Inc. *	108,093,727
		277,153,446
Automobiles 1.2%
1,478,072	General Motors Co. *	85,536,027
Banks 17.5%
4,649,404	Bank of America Corp.	206,758,996
1,133,714	Comerica, Inc.	93,565,416
1,051,853	Fifth Third Bancorp	44,335,604
1,856,672	JPMorgan Chase & Co.	294,895,214
850,371	PNC Financial Services Group, Inc.	167,523,087
3,428,458	Regions Financial Corp.	77,997,419
3,147,075	Truist Financial Corp.	186,653,018
2,136,987	U.S. Bancorp	118,260,861
1,069,262	Zions Bancorp NA	67,449,047
		1,257,438,662
Beverages 3.7%
584,821	Constellation Brands, Inc. Class A	131,777,716
3,949,805	Keurig Dr Pepper, Inc.	134,253,872
		266,031,588
Capital Markets 0.7%
667,558	Charles Schwab Corp.	51,662,314
4,138	CME Group, Inc.	932,415
		52,594,729
Chemicals 3.5%
74,217	Air Products & Chemicals, Inc.	21,332,934
2,630,448	Dow, Inc.	144,490,509
2,572,523	Mosaic Co.	88,031,737
		253,855,180
Communications Equipment 1.0%
1,344,053	Cisco Systems, Inc.	73,707,867
Diversified Financial Services 3.1%
497,361	Berkshire Hathaway, Inc. Class B *	137,614,815
2,645,140	Equitable Holdings, Inc.	83,216,104
		220,830,919
Electrical Equipment 0.9%
770,278	Emerson Electric Co.	67,661,220
Equity Real Estate Investment Trusts 0.6%
271,930	Prologis, Inc.	40,993,447
Food & Staples Retailing 2.1%
606,780	Kroger Co.	25,199,573
887,524	Walmart, Inc.	124,812,500
		150,012,073
Food Products 2.0%
2,425,248	Mondelez International, Inc. Class A	142,944,117
Health Care Equipment & Supplies 1.1%
731,774	Medtronic PLC	78,080,286
Health Care Providers & Services 0.7%
126,663	Anthem, Inc.	51,454,310
Hotels, Restaurants & Leisure 5.0%
3,333,089	Carnival Corp. *	58,729,028
938,797	Marriott International, Inc. Class A *	138,528,886
217,572	McDonald's Corp.	53,218,111
1,527,073	Royal Caribbean Cruises Ltd. *	106,620,237
		357,096,262
Household Products 4.5%
2,243,832	Procter & Gamble Co.	324,413,231
Industrial Conglomerates 5.3%
391,189	3M Co.	66,517,778
3,291,198	General Electric Co.	312,630,898
		379,148,676
Insurance 5.4%
345,855	Aon PLC Class A	102,293,533
1,272,157	Athene Holding Ltd. Class A *	104,215,102
346,360	Chubb Ltd.	62,161,229
2,018,843	MetLife, Inc.	118,425,330
		387,095,194
Machinery 3.9%
507,593	Caterpillar, Inc.	98,143,106
1,640,138	CNH Industrial NV	26,832,658
86,853	Deere & Co.	30,011,186
549,505	Illinois Tool Works, Inc.	127,567,586
		282,554,536
Metals & Mining 7.3%
2,499,774	BHP Group Ltd. ADR (a)	140,462,301
2,859,837	Freeport-McMoRan, Inc.	106,042,756
1,155,673	Newmont Corp.	63,469,561
2,237,542	Rio Tinto PLC ADR	140,271,508
1,284,840	Southern Copper Corp.	75,163,140
		525,409,266
Oil, Gas & Consumable Fuels 8.0%
1,430,793	Chevron Corp.	161,493,606
260,841	ConocoPhillips	18,292,779
1,685,327	Devon Energy Corp.	70,884,854
809,122	EOG Resources, Inc.	70,393,614
4,292,901	Exxon Mobil Corp.	256,887,196
		577,952,049
Pharmaceuticals 7.0%
1,047,689	Bristol-Myers Squibb Co.	56,187,561
696,851	Johnson & Johnson	108,659,976
1,544,649	Merck & Co., Inc.	115,709,657
4,089,617	Pfizer, Inc.	219,735,121
		500,292,315
Semiconductors & Semiconductor Equipment 1.0%
403,944	Analog Devices, Inc.	72,810,906

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Software 1.2%
300,757	salesforce.com, Inc. *	$85,703,715
Tobacco 0.7%
582,522	Philip Morris Int'l, Inc.	50,061,941
Trading Companies & Distributors 0.9%
200,880	United Rentals, Inc. *	68,046,092
	Total Common Stocks (Cost $6,176,113,543)	6,797,751,619
Short-Term Investments 5.3%
Investment Companies 5.3%
312,618,717	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(b)	312,618,717
64,678,188	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(b)(c)	64,678,188
	Total Short-Term Investments (Cost $377,296,905)	377,296,905
Total Investments 99.9% (Cost $6,553,410,448)		7,175,048,524
Other Assets Less Liabilities 0.1%		8,222,486
Net Assets 100.0%		$7,183,271,010

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2021. Total value of all such securities at November 30, 2021 amounted to $63,480,653 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2021.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$6,797,751,619	$—	$—	$6,797,751,619
Short-Term Investments	—	377,296,905	—	377,296,905
Total Investments	$6,797,751,619	$377,296,905	$—	$7,175,048,524

(a)  The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 96.5%
Aerospace & Defense 1.9%
105,000	Axon Enterprise, Inc. *	$17,722,950
160,000	HEICO Corp.	22,163,200
		39,886,150
Airlines 0.8%
100,000	Allegiant Travel Co. *	17,322,000
Auto Components 1.0%
125,000	Aptiv PLC *	20,043,750
Banks 5.8%
325,000	Citizens Financial Group, Inc.	15,362,750
225,000	Pinnacle Financial Partners, Inc.	21,467,250
135,000	Signature Bank	40,810,500
60,000	SVB Financial Group *	41,539,800
		119,180,300
Biotechnology 4.1%
25,000	Argenx SE ADR *	6,980,250
150,000	Exact Sciences Corp. *	12,805,500
250,000	Fate Therapeutics, Inc. *	13,752,500
250,000	Horizon Therapeutics PLC *	25,940,000
50,000	Mirati Therapeutics, Inc. *	6,838,500
120,000	Seagen, Inc. *	19,200,000
		85,516,750
Building Products 0.6%
125,000	Fortune Brands Home & Security, Inc.	12,566,250
Capital Markets 0.7%
250,000	Carlyle Group, Inc.	13,672,500
Commercial Services & Supplies 3.4%
92,500	Cintas Corp.	39,052,575
230,000	Waste Connections, Inc.	30,603,800
		69,656,375
Distributors 0.4%
150,000	LKQ Corp.	8,385,000
Electrical Equipment 3.2%
205,000	AMETEK, Inc.	27,982,500
90,000	Generac Holdings, Inc. *	37,911,600
		65,894,100
Electronic Equipment, Instruments & Components 4.9%
230,000	Amphenol Corp. Class A	18,533,400
110,000	CDW Corp.	20,829,600
65,000	Teledyne Technologies, Inc. *	26,993,850
57,500	Zebra Technologies Corp. Class A *	33,854,850
		100,211,700
Entertainment 1.3%
725,946	Lions Gate Entertainment Corp. Class A *	10,635,109
70,000	Roku, Inc. *	15,932,700
		26,567,809
Food & Staples Retailing 1.4%
437,500	BJ's Wholesale Club Holdings, Inc. *	28,940,625
Health Care Equipment & Supplies 6.0%
30,000	Align Technology, Inc. *	18,345,900
45,000	IDEXX Laboratories, Inc. *	27,363,150
70,000	Insulet Corp. *	20,190,800
40,000	Masimo Corp. *	11,124,800
110,000	Penumbra, Inc. *	27,021,500
62,500	Teleflex, Inc.	18,588,750
		122,634,900
Health Care Technology 1.0%
70,000	Veeva Systems, Inc. Class A *	19,780,600
Hotels, Restaurants & Leisure 5.3%
185,000	Caesars Entertainment, Inc. *	16,662,950
14,000	Chipotle Mexican Grill, Inc. *	23,007,740
160,000	Darden Restaurants, Inc.	22,072,000
350,000	DraftKings, Inc. Class A *	12,092,500
150,000	Expedia Group, Inc. *	24,163,500
75,000	Marriott Vacations Worldwide Corp.	11,448,750
		109,447,440
Household Products 0.9%
200,000	Church & Dwight Co., Inc.	17,876,000
Interactive Media & Services 0.8%
125,000	IAC/InterActiveCorp. *	16,706,250
IT Services 6.3%
155,000	Cloudflare, Inc. Class A *	29,177,200
50,000	EPAM Systems, Inc. *	30,427,500
70,000	Globant SA *	18,550,700
70,000	MongoDB, Inc. *	34,867,000
55,000	Twilio, Inc. Class A *	15,738,250
		128,760,650
Leisure Products 0.8%
140,000	Polaris, Inc.	15,650,600
Life Sciences Tools & Services 5.1%
600,000	Adaptive Biotechnologies Corp. *	15,654,000
1,000,000	Avantor, Inc. *	39,480,000
40,009	Bio-Rad Laboratories, Inc. Class A *	30,134,779
80,000	IQVIA Holdings, Inc. *	20,730,400
		105,999,179
Machinery 1.3%
117,500	IDEX Corp.	26,389,325
Multiline Retail 0.4%
150,000	Ollie's Bargain Outlet Holdings, Inc. *	9,283,500
Oil, Gas & Consumable Fuels 0.9%
450,000	Devon Energy Corp.	18,927,000
Pharmaceuticals 0.5%
75,000	Catalent, Inc. *	9,649,500
Professional Services 1.2%
325,000	CoStar Group, Inc. *	25,272,000

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Road & Rail 1.6%
95,000	Old Dominion Freight Line, Inc.	$33,741,150
Semiconductors & Semiconductor Equipment 10.6%
125,000	Enphase Energy, Inc. *	31,250,000
225,000	Entegris, Inc.	32,868,000
57,500	KLA Corp.	23,467,475
200,000	Lattice Semiconductor Corp. *	15,186,000
310,000	Marvell Technology, Inc.	22,062,700
65,000	Monolithic Power Systems, Inc.	35,974,900
500,000	ON Semiconductor Corp. *	30,715,000
175,000	Teradyne, Inc.	26,752,250
		218,276,325
Software 16.0%
150,000	Avalara, Inc. *	20,952,000
100,000	Bill.com Holdings, Inc. *	28,085,000
120,000	Crowdstrike Holdings, Inc. Class A *	26,056,800
175,000	Descartes Systems Group, Inc. *	14,063,000
125,000	DocuSign, Inc. *	30,795,000
45,000	HubSpot, Inc. *	36,310,950
175,000	Manhattan Associates, Inc. *	27,328,000
55,000	Palo Alto Networks, Inc. *	30,081,700
105,000	Paylocity Holding Corp. *	26,495,700
125,000	RingCentral, Inc. Class A *	26,997,500
310,000	Trade Desk, Inc. Class A *	32,060,200
85,000	Zscaler, Inc. *	29,492,450
		328,718,300
Specialty Retail 6.6%
105,000	Best Buy Co., Inc.	11,220,300
95,000	Burlington Stores, Inc. *	27,847,350
165,000	CarMax, Inc. *	23,306,250
230,000	Dick's Sporting Goods, Inc.	27,038,800
100,000	Five Below, Inc. *	20,344,000
40,000	O'Reilly Automotive, Inc. *	25,526,400
		135,283,100
Trading Companies & Distributors 1.7%
102,500	United Rentals, Inc. *	34,720,850

Total Common Stocks (Cost $1,276,595,025)		1,984,959,978
Short-Term Investments 3.6%
Investment Companies 3.6%
74,233,028	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a)(Cost $74,233,028)	74,233,028
Total Investments 100.1% (Cost $1,350,828,053)		2,059,193,006
Liabilities Less Other Assets (0.1)%		(2,505,746)
Net Assets 100.0%		$2,056,687,260

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,984,959,978	$—	$—	$1,984,959,978
Short-Term Investments	—	74,233,028	—	74,233,028
Total Investments	$1,984,959,978	$74,233,028	$—	$2,059,193,006

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 96.1%
Aerospace & Defense 0.9%
2,858	General Dynamics Corp.	$540,076
Auto Components 2.9%
10,624	Aptiv PLC *	1,703,558
Banks 10.2%
26,951	BankUnited, Inc.	1,068,337
16,430	Comerica, Inc.	1,355,968
51,686	First Horizon Corp.	833,695
73,877	Huntington Bancshares, Inc.	1,096,335
5,826	M&T Bank Corp.	854,150
15,091	Truist Financial Corp.	895,047
		6,103,532
Beverages 2.3%
30,600	Molson Coors Brewing Co. Class B	1,359,864
Biotechnology 1.0%
13,476	Emergent BioSolutions, Inc. *	594,561
Building Products 5.2%
6,541	Carlisle Cos, Inc.	1,473,033
9,318	Fortune Brands Home & Security, Inc.	936,739
9,375	Johnson Controls International PLC	700,875
		3,110,647
Chemicals 0.7%
4,133	Ashland Global Holdings, Inc.	417,722
Commercial Services & Supplies 1.9%
44,600	KAR Auction Services, Inc. *	668,554
8,657	Stericycle, Inc. *	489,121
		1,157,675
Communications Equipment 3.4%
16,400	Ciena Corp. *	987,772
4,083	Motorola Solutions, Inc.	1,033,734
		2,021,506
Construction & Engineering 1.0%
11,467	Arcosa, Inc.	586,766
Containers & Packaging 2.0%
19,029	Sealed Air Corp.	1,182,082
Electric Utilities 3.3%
24,300	Evergy, Inc.	1,538,190
12,100	OGE Energy Corp.	415,272
		1,953,462
Electronic Equipment, Instruments & Components 3.2%
6,031	CDW Corp.	1,142,030
5,775	II-VI, Inc. *	361,111
7,004	Itron, Inc. *	433,618
		1,936,759
Energy Equipment & Services 1.1%
27,794	Baker Hughes Co.	648,712
Entertainment 2.7%
117,800	Lions Gate Entertainment Corp. Class B *	1,607,970
Equity Real Estate Investment Trusts 3.0%
25,972	Regency Centers Corp.	1,800,899
Food & Staples Retailing 1.6%
14,300	BJ's Wholesale Club Holdings, Inc. *	945,945
Food Products 3.3%
21,800	Hain Celestial Group, Inc. *	859,574
31,100	TreeHouse Foods, Inc. *	1,141,370
		2,000,944
Health Care Equipment & Supplies 4.1%
19,023	Avanos Medical, Inc. *	573,924
14,794	Cardiovascular Systems, Inc. *	295,880
9,766	Haemonetics Corp. *	500,507
9,200	Zimmer Biomet Holdings, Inc.	1,100,320
		2,470,631
Health Care Providers & Services 1.5%
2,900	McKesson Corp.	628,604
9,950	MEDNAX, Inc. *	244,372
		872,976
Hotels, Restaurants & Leisure 3.7%
26,905	MGM Resorts International	1,064,900
23,613	Travel & Leisure Co.	1,162,232
		2,227,132
Independent Power and Renewable Electricity Producers 2.9%
46,100	AES Corp.	1,077,818
34,300	Vistra Corp.	681,884
		1,759,702
Insurance 1.4%
9,985	Globe Life, Inc.	864,102
IT Services 1.7%
4,440	Alliance Data Systems Corp.	302,630
143,600	Conduent, Inc. *	723,744
		1,026,374
Machinery 1.5%
17,472	Allison Transmission Holdings, Inc.	604,357
14,239	Enerpac Tool Group Corp.	300,585
		904,942
Media 0.1%
1,776	Loyalty Ventures, Inc. *	50,971
Metals & Mining 0.6%
16,803	Cleveland-Cliffs, Inc. *	341,941
Mortgage Real Estate Investment Trusts 2.2%
53,200	Starwood Property Trust, Inc.	1,327,872
Multi-Utilities 2.2%
49,700	CenterPoint Energy, Inc.	1,287,727
Multiline Retail 1.9%
8,700	Dollar Tree, Inc. *	1,164,321

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Oil, Gas & Consumable Fuels 7.9%
26,495	Devon Energy Corp.	$1,114,380
12,434	EOG Resources, Inc.	1,081,758
23,323	ONEOK, Inc.	1,395,648
6,300	Phillips 66	435,771
26,100	Williams Cos., Inc.	699,219
		4,726,776
Professional Services 1.9%
33,426	Dun & Bradstreet Holdings, Inc. *	635,094
11,933	KBR, Inc.	525,052
		1,160,146
Real Estate Management & Development 0.5%
31,605	WeWork, Inc. Class A *	274,647
Semiconductors & Semiconductor Equipment 5.7%
9,196	CMC Materials, Inc.	1,221,229
5,543	NXP Semiconductors NV	1,238,085
6,334	Skyworks Solutions, Inc.	960,614
		3,419,928
Software 1.2%
29,579	Dropbox, Inc. Class A *	727,939
Specialty Retail 2.6%
151,900	Chico's FAS, Inc. *	870,387
8,052	Children's Place, Inc. *	696,740
		1,567,127
Trading Companies & Distributors 2.8%
30,163	AerCap Holdings NV *	1,690,335
Total Common Stocks (Cost $44,803,794)		57,538,269

Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	45,783
Short-Term Investments 3.8%
Investment Companies 3.8%
2,284,721	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $2,284,721)	2,284,721
Total Investments 100.0% (Cost $47,088,515)		59,868,773
Liabilities Less Other Assets 0.0%(b)		(15,017)
Net Assets 100.0%		$59,853,756

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2021.
(b)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$57,538,269	$—	$—	$57,538,269
Warrants(a)	45,783	—	—	45,783
Short-Term Investments	—	2,284,721	—	2,284,721
Total Investments	$57,584,052	$2,284,721	$—	$59,868,773

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 98.3%
Aerospace & Defense 2.8%
180,000	Raytheon Technologies Corp.	$14,565,600
Banks 3.1%
102,000	JPMorgan Chase & Co.	16,200,660
Capital Markets 9.5%
108,000	Apollo Global Management, Inc.	7,644,240
400,000	Brookfield Asset Management, Inc. Class A	22,468,000
150,000	Charles Schwab Corp.	11,608,500
62,000	Intercontinental Exchange, Inc.	8,104,640
		49,825,380
Communications Equipment 6.2%
250,000	Cisco Systems, Inc.	13,710,000
74,000	Motorola Solutions, Inc.	18,735,320
		32,445,320
Construction Materials 1.5%
52,000	Eagle Materials, Inc.	8,019,440
Containers & Packaging 5.0%
200,000	Ball Corp.	18,690,000
385,000	Graphic Packaging Holding Co.	7,599,900
		26,289,900
Diversified Financial Services 5.0%
95,000	Berkshire Hathaway, Inc. Class B *	26,285,550
Electrical Equipment 1.9%
30,000	Rockwell Automation, Inc.	10,086,000
Entertainment 2.4%
55,000	Activision Blizzard, Inc.	3,223,000
65,000	Walt Disney Co. *	9,418,500
		12,641,500
Food & Staples Retailing 3.2%
110,000	BJ's Wholesale Club Holdings, Inc. *	7,276,500
310,000	US Foods Holding Corp. *	9,740,200
		17,016,700
Food Products 2.4%
80,000	Lamb Weston Holdings, Inc.	4,153,600
145,000	Mondelez International, Inc. Class A	8,546,300
		12,699,900
Health Care Equipment & Supplies 0.7%
16,000	Becton, Dickinson & Co.	3,794,240
Health Care Providers & Services 3.4%
80,000	HCA Healthcare, Inc.	18,047,200
Hotels, Restaurants & Leisure 4.4%
300,000	Aramark	10,020,000
1,350	Booking Holdings, Inc. *	2,837,497
42,000	McDonald's Corp.	10,273,200
		23,130,697
Household Products 0.6%
13,000	WD-40 Co.	2,916,550
Independent Power and Renewable Electricity Producers 0.4%
60,000	Brookfield Renewable Corp. Class A	2,221,800
Insurance 1.2%
33,000	Chubb Ltd.	5,922,510
5,000	Progressive Corp.	464,700
		6,387,210
Interactive Media & Services 4.9%
9,000	Alphabet, Inc. Class C *	25,641,360
Internet & Direct Marketing Retail 3.6%
5,400	Amazon.com, Inc. *	18,938,178
IT Services 1.8%
50,000	PayPal Holdings, Inc. *	9,244,500
Leisure Products 0.9%
53,000	Brunswick Corp.	4,977,230
Machinery 5.0%
10,500	Deere & Co.	3,628,170
38,000	Nordson Corp.	9,659,220
76,000	Stanley Black & Decker, Inc.	13,281,760
		26,569,150
Materials 1.9%
30,000	Sherwin-Williams Co.	9,937,200
Media 4.1%
3,800	Cable One, Inc.	6,733,828
295,000	Comcast Corp. Class A	14,744,100
		21,477,928
Pharmaceuticals 2.8%
270,000	Pfizer, Inc.	14,507,100
Road & Rail 3.1%
472,000	CSX Corp.	16,359,520
Software 5.0%
80,000	Microsoft Corp.	26,447,200
Specialty Retail 3.3%
63,000	Lowe's Cos., Inc.	15,409,170
30,000	TJX Cos., Inc.	2,082,000
		17,491,170
Technology Hardware, Storage & Peripherals 5.0%
160,000	Apple, Inc.	26,448,000
Textiles, Apparel & Luxury Goods 2.9%
45,000	Columbia Sportswear Co.	4,388,850
64,000	NIKE, Inc. Class B	10,831,360
		15,220,210
Wireless Telecommunication Services 0.3%
17,000	T-Mobile U.S., Inc. *	1,849,770
Total Common Stocks (Cost $235,358,404)		517,682,163

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Short-Term Investments 2.6%
Investment Companies 2.6%
13,631,416	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $13,631,416)	$13,631,416
Total Investments 100.9% (Cost $248,989,820)		531,313,579
Liabilities Less Other Assets (0.9)%		(4,935,518)
Net Assets 100.0%		$526,378,061

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$517,682,163	$—	$—	$517,682,163
Short-Term Investments	—	13,631,416	—	13,631,416
Total Investments	$517,682,163	$13,631,416	$—	$531,313,579

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 98.8%
Apartments 12.0%
507,900	Apartment Income REIT Corp.	$25,781,004
99,753	Camden Property Trust	16,480,193
658,089	Equity Residential	56,141,572
131,077	Essex Property Trust, Inc.	44,492,777
		142,895,546
Capital Markets 1.6%
349,423	Brookfield Asset Management, Inc. Class A	19,627,090
Data Centers 8.2%
201,183	Digital Realty Trust, Inc.	33,746,437
78,987	Equinix, Inc.	64,153,241
		97,899,678
Diversified 1.1%
1,601,500	DigitalBridge Group, Inc. *	12,747,940
Free Standing 2.0%
436,778	Four Corners Property Trust, Inc.	11,801,741
275,164	Spirit Realty Capital, Inc.	12,261,308
		24,063,049
Health Care 8.3%
414,710	Healthcare Trust of America, Inc. Class A	14,083,552
625,039	Healthpeak Properties, Inc.	20,538,781
837,343	Medical Properties Trust, Inc.	17,827,032
581,309	Welltower, Inc.	46,283,823
		98,733,188
Industrial 12.2%
463,991	Duke Realty Corp.	27,064,595
645,991	Prologis, Inc.	97,383,143
295,232	Rexford Industrial Realty, Inc.	20,689,859
		145,137,597
Infrastructure 17.4%
383,244	American Tower Corp.	100,593,885
406,565	Crown Castle International Corp.	73,852,532
95,012	SBA Communications Corp.	32,665,126
		207,111,543
Lodging/Resorts 0.9%
658,876	Host Hotels & Resorts, Inc. *	10,344,353
Manufactured Homes 5.0%
373,225	Equity LifeStyle Properties, Inc.	30,343,192
158,339	Sun Communities, Inc.	29,859,569
		60,202,761
Office 5.0%
299,678	Boston Properties, Inc.	32,317,275
579,823	Douglas Emmett, Inc.	19,000,800
138,505	Kilroy Realty Corp.	8,937,728
		60,255,803
Regional Malls 5.0%
386,583	Simon Property Group, Inc.	59,085,346
Self Storage 7.6%
161,605	Extra Space Storage, Inc.	32,321,000
178,303	Public Storage	58,372,836
		90,693,836
Shopping Centers 3.9%
1,080,211	Kimco Realty Corp.	24,218,331
164,123	Regency Centers Corp.	11,380,289
622,733	Retail Opportunity Investments Corp.	10,935,191
		46,533,811
Single Family Homes 3.6%
405,124	American Homes 4 Rent Class A	16,241,421
651,442	Invitation Homes, Inc.	26,344,315
		42,585,736
Specialty 2.2%
960,640	VICI Properties, Inc.	26,129,408
Timber 2.8%
884,075	Weyerhaeuser Co.	33,250,061
Total Common Stocks (Cost $932,485,188)		1,177,296,746
Short-Term Investments 1.3%
Investment Companies 1.3%
15,025,628	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $15,025,628)	15,025,628
Total Investments 100.1% (Cost $947,510,816)		1,192,322,374
Liabilities Less Other Assets (0.1)%		(1,383,656)
Net Assets 100.0%		$1,190,938,718

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,177,296,746	$—	$—	$1,177,296,746
Short-Term Investments	—	15,025,628	—	15,025,628
Total Investments	$1,177,296,746	$15,025,628	$—	$1,192,322,374

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 93.1%
Airlines 1.2%
29,732	Allegiant Travel Co. *	$5,150,177
Auto Components 0.9%
33,372	Dorman Products, Inc. *	3,703,625
Banks 3.6%
81,046	Pinnacle Financial Partners, Inc.	7,732,599
217,000	Seacoast Banking Corp. of Florida	7,328,090
		15,060,689
Biotechnology 13.4%
294,057	Amicus Therapeutics, Inc. *	3,149,350
81,148	Apellis Pharmaceuticals, Inc. *	3,414,708
111,270	Arcutis Biotherapeutics, Inc. *	1,843,744
70,696	Arrowhead Pharmaceuticals, Inc. *	4,952,255
23,673	Beam Therapeutics, Inc. *	1,873,718
22,068	Bridgebio Pharma, Inc. *	893,754
23,991	C4 Therapeutics, Inc. *	890,546
78,925	CareDx, Inc. *	3,404,824
111,760	Fate Therapeutics, Inc. *	6,147,918
91,744	Forma Therapeutics Holdings, Inc. *	1,329,371
135,002	Halozyme Therapeutics, Inc. *	4,438,866
41,858	Insmed, Inc. *	1,151,932
17,848	Intellia Therapeutics, Inc. *	2,052,698
28,622	Karuna Therapeutics, Inc. *	3,660,754
56,778	Natera, Inc. *	5,192,916
27,960	RAPT Therapeutics, Inc. *	912,894
197,275	Sutro Biopharma, Inc. *	3,369,457
51,405	Turning Point Therapeutics, Inc. *	1,956,474
23,057	Twist Bioscience Corp. *	2,201,943
81,762	Xencor, Inc. *	2,961,420
		55,799,542
Building Products 2.3%
94,578	Builders FirstSource, Inc. *	6,567,496
87,720	Zurn Water Solutions Corp.	3,074,586
		9,642,082
Chemicals 0.6%
76,569	Livent Corp. *	2,319,275
Commercial Services & Supplies 2.6%
52,441	Casella Waste Systems, Inc. Class A *	4,445,948
34,807	Tetra Tech, Inc.	6,428,157
		10,874,105
Communications Equipment 1.9%
62,077	Calix, Inc. *	4,156,676
360,996	Harmonic, Inc. *	3,880,707
		8,037,383
Construction & Engineering 1.8%
175,130	API Group Corp. *	4,082,280
14,700	Valmont Industries, Inc.	3,513,741
		7,596,021
Containers & Packaging 1.0%
214,533	Graphic Packaging Holding Co.	4,234,882
Diversified Consumer Services 0.7%
319,203	OneSpaWorld Holdings Ltd. *	3,010,084
Electrical Equipment 1.1%
29,084	Regal Rexnord Corp.	4,598,180
Electronic Equipment, Instruments & Components 1.5%
96,833	II-VI, Inc. *	6,054,968
Entertainment 0.6%
181,142	Lions Gate Entertainment Corp. Class A *	2,653,730
Food & Staples Retailing 1.1%
110,992	Performance Food Group Co. *	4,474,088
Food Products 0.5%
158,475	Utz Brands, Inc. (a)	2,236,082
Health Care Equipment & Supplies 4.4%
100,440	Axonics, Inc. *	5,464,940
37,606	CONMED Corp.	4,943,685
72,665	NuVasive, Inc. *	3,492,280
94,578	Outset Medical, Inc. *	4,482,997
		18,383,902
Health Care Providers & Services 4.0%
23,500	Amedisys, Inc. *	3,281,775
199,355	Option Care Health, Inc. *	5,045,675
354,607	R1 RCM, Inc. *	8,446,739
		16,774,189
Health Care Technology 0.5%
9,216	Inspire Medical Systems, Inc. *	2,057,656
Hotels, Restaurants & Leisure 6.3%
85,622	Boyd Gaming Corp. *	5,018,306
27,842	Churchill Downs, Inc.	6,242,733
43,265	Marriott Vacations Worldwide Corp.	6,604,402
9,900	Sweetgreen, Inc. Class A *	377,982
39,093	Texas Roadhouse, Inc.	3,242,373
30,295	Wingstop, Inc.	4,865,377
		26,351,173
Household Durables 1.0%
17,163	Helen of Troy Ltd. *	4,127,702
Independent Power and Renewable Electricity Producers 0.8%
93,352	Sunnova Energy Int'l, Inc. *	3,451,224
Insurance 0.9%
26,221	Primerica, Inc.	3,858,420
Life Sciences Tools & Services 2.5%
134,700	MaxCyte, Inc. *(a)	1,344,306
24,176	Medpace Holdings, Inc. *	5,014,344
113,381	NeoGenomics, Inc. *	3,884,433
		10,243,083
Machinery 1.3%
30,880	Chart Industries, Inc. *	5,390,104

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE
Media 5.7%
269,692	Criteo SA ADR *	$10,129,632
345,808	PubMatic, Inc. Class A *(a)	13,614,461
		23,744,093
Multiline Retail 0.4%
24,790	Ollie's Bargain Outlet Holdings, Inc. *	1,534,253
Oil, Gas & Consumable Fuels 0.9%
200,000	Magnolia Oil & Gas Corp. Class A	3,794,000
Professional Services 0.9%
31,465	Exponent, Inc.	3,665,673
Road & Rail 2.1%
22,407	Landstar System, Inc.	3,776,700
15,036	Saia, Inc. *	4,979,622
		8,756,322
Semiconductors & Semiconductor Equipment 6.7%
31,198	Ambarella, Inc. *	5,600,665
47,025	Impinj, Inc. *	3,525,464
79,086	Lattice Semiconductor Corp. *	6,005,000
22,258	SiTime Corp. *	6,643,568
21,247	Synaptics, Inc. *	5,996,753
		27,771,450
Software 10.3%
90,539	Descartes Systems Group, Inc. *	7,275,714
80,947	Digital Turbine, Inc. *	4,295,048
25,737	Manhattan Associates, Inc. *	4,019,090
57,926	Rapid7, Inc. *	7,186,299
103,868	Sprout Social, Inc. Class A *	11,599,978
163,023	Varonis Systems, Inc. *	8,446,222
		42,822,351
Specialty Retail 4.8%
135,517	Academy Sports & Outdoors, Inc. *	6,046,769
13,497	Lithia Motors, Inc.	3,932,081
60,178	Signet Jewelers Ltd.	5,845,691

82,146	Warby Parker, Inc. Class A *	4,168,909
		19,993,450
Textiles, Apparel & Luxury Goods 0.6%
16,060	Crocs, Inc. *	2,634,161
Tobacco 0.7%
72,162	Turning Point Brands, Inc.	2,742,156
Trading Companies & Distributors 3.5%
125,825	Air Lease Corp.	5,107,237
92,719	H&E Equipment Services, Inc.	3,903,470
45,579	WESCO International, Inc. *	5,657,721
		14,668,428
Total Common Stocks (Cost $356,041,623)		388,208,703
Rights 0.1%
Biotechnology 0.1%
143,022	Alder Biopharmaceuticals, Inc. *(b) (Cost $125,859)	243,137
Short-Term Investments 5.9%
Investment Companies 5.9%
22,328,535	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(c)	22,328,535
2,219,491	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(c)(d)	2,219,491
Total Short-Term Investments (Cost $24,548,026)		24,548,026
Total Investments 99.1% (Cost $380,715,508)		412,999,866
Other Assets Less Liabilities 0.9%		3,851,929
Net Assets 100.0%		$416,851,795

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2021. Total value of all such securities at November 30, 2021 amounted to $2,149,257 for the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of November 30, 2021.
(d)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$388,208,703	$—	$—	$388,208,703
Rights(a)	—	—	243,137	243,137
Short-Term Investments	—	24,548,026	—	24,548,026
Total Investments	$388,208,703	$24,548,026	$243,137	$412,999,866

(a)	The Schedule of Investments provides information on the industry or sector categorization.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2021
Investments in Securities:
Rights(c)	$143	$—	$—	$100	$—	$—	$—	$—	$243	$100
Total	$143	$—	$—	$100	$—	$—	$—	$—	$243	$100

(c)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE

Common Stocks 98.6%
Auto Components 3.0%
346,481	Aptiv PLC *	$55,558,228
Banks 3.1%
367,450	JPMorgan Chase & Co.	58,362,084
Capital Markets 3.3%
477,552	Intercontinental Exchange, Inc.	62,425,597
Communications Equipment 2.5%
376,875	Arista Networks, Inc. *	46,755,113
Electrical Equipment 1.9%
1,075,669	Vestas Wind Systems A/S	36,086,367
Electronic Equipment, Instruments & Components 2.8%
88,585	Zebra Technologies Corp. Class A *	52,157,076
Health Care Equipment & Supplies 4.4%
203,275	Becton, Dickinson & Co.	48,204,633
312,367	Medtronic PLC	33,329,559
		81,534,192
Health Care Providers & Services 5.0%
325,579	AmerisourceBergen Corp.	37,685,769
291,287	Cigna Corp.	55,897,976
		93,583,745
Hotels, Restaurants & Leisure 4.0%
2,369,802	Compass Group PLC	46,093,876
255,015	Starbucks Corp.	27,959,845
		74,053,721
Household Products 2.1%
533,132	Colgate-Palmolive Co.	39,995,563
Insurance 3.0%
608,976	Progressive Corp.	56,598,229
Interactive Media & Services 4.8%
31,422	Alphabet, Inc. Class A *	89,174,065
IT Services 10.9%
98,416	Accenture PLC Class A	35,173,878
648,906	Cognizant Technology Solutions Corp. Class A	50,601,690
264,128	Fiserv, Inc. *	25,493,635
555,330	GoDaddy, Inc. Class A *	38,967,506
174,122	MasterCard, Inc. Class A	54,834,500
		205,071,209
Life Sciences Tools & Services 2.8%
165,175	Danaher Corp.	53,126,887
Machinery 3.9%
365,055	Otis Worldwide Corp.	29,350,422
252,976	Stanley Black & Decker, Inc.	44,210,086
		73,560,508
Materials 2.2%
124,400	Sherwin-Williams Co.	41,206,256
Media 5.1%
1,294,404	Comcast Corp. Class A	64,694,312
1,358,902	Discovery, Inc. Class A *	31,621,650
		96,315,962
Multi-Utilities 2.4%
3,381,467	National Grid PLC	45,268,632
Personal Products 2.2%
819,577	Unilever PLC ADR	41,675,490
Pharmaceuticals 3.0%
144,033	Roche Holding AG	56,425,542
Professional Services 1.9%
457,949	CoStar Group, Inc. *	35,610,114
Road & Rail 2.1%
1,137,220	CSX Corp.	39,416,045
Semiconductors & Semiconductor Equipment 4.4%
432,265	Texas Instruments, Inc.	83,154,818
Software 9.3%
47,639	ANSYS, Inc. *	18,649,716
70,157	Intuit, Inc.	45,763,411
335,435	Microsoft Corp.	110,891,457
		175,304,584
Specialty Retail 3.5%
294,207	Advance Auto Parts, Inc.	64,937,369
Trading Companies & Distributors 5.0%
99,308	United Rentals, Inc. *	33,639,592
123,312	W.W. Grainger, Inc.	59,363,630
		93,003,222
Total Common Stocks (Cost $1,016,756,611)		1,850,360,618
Short-Term Investments 1.4%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%(a)
$100,000	Carver Federal Savings Bank, 0.05%, due 12/23/2021	100,000
250,000	Self Help Credit Union, 0.10%, due 2/16/2022	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 12/8/2021	250,000
		600,000

NUMBER OF SHARES

Investment Companies 1.4%
25,377,160	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	25,377,160
Total Short-Term Investments (Cost $25,977,160)		25,977,160

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

VALUE
Total Investments 100.0% (Cost $1,042,733,771)	1,876,337,778
Other Assets Less Liabilities 0.0%	59,294
Net Assets 100.0%	$1,876,397,072

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.

(b)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,624,810,711	86.6%
United Kingdom	133,037,998	7.1%
Switzerland	56,425,542	3.0%
Denmark	36,086,367	1.9%
Short-Term Investments and Other Assets-Net	26,036,454	1.4%
	$1,876,397,072	100.0%

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,850,360,618	$—	$—	$1,850,360,618
Short-Term Investments	—	25,977,160	—	25,977,160
Total Investments	$1,850,360,618	$25,977,160	$—	$1,876,337,778

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^
(Unaudited) November 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 98.1%
Auto Components 3.4%
1,479	Aptiv PLC*	$237,158
Building Products 3.9%
1,472	Trane Technologies PLC	274,749
Chemicals 3.6%
1,151	Ecolab, Inc.	254,912
Communications Equipment 3.8%
1,048	Motorola Solutions, Inc.	265,333
Containers & Packaging 8.2%
3,259	Ball Corp.	304,553
13,582	Graphic Packaging Holding Co.	268,109
		572,662
Diversified Consumer Services 2.6%
4,949	Adtalem Global Education, Inc.*	146,837
2,115	WW International, Inc.*	35,574
		182,411
Electric Utilities 1.9%
2,574	Avangrid, Inc.	130,296
Electrical Equipment 2.6%
1,533	ChargePoint Holdings, Inc.*	39,122
1,923	Sunrun, Inc. *	88,535
2,927	TPI Composites, Inc. *	52,189
		179,846
Electronic Equipment, Instruments & Components 4.3%
3,015	II-VI, Inc. *	188,528
1,339	Trimble, Inc. *	114,980
		303,508
Food Products 2.1%
3,922	Simply Good Foods Co.*	144,996
Health Care Equipment & Supplies 7.9%
291	ABIOMED, Inc. *	91,601
3,769	Boston Scientific Corp. *	143,486
217	DexCom, Inc. *	122,082
1,254	Hill-Rom Holdings, Inc.	194,997
		552,166
Health Care Providers & Services 5.3%
1,186	HCA Healthcare, Inc.	267,550
886	Universal Health Services, Inc. Class B	105,195
		372,745
Household Products 2.4%
1,024	Clorox Co.	166,758
Independent Power and Renewable Electricity Producers 3.8%
7,221	Brookfield Renewable Corp. Class A	267,394
Internet & Direct Marketing Retail 1.3%
322	Etsy, Inc.*	88,415
IT Services 2.4%
923	PayPal Holdings, Inc.*	170,653
Machinery 6.3%
369	Deere & Co.	127,504
4,570	Evoqua Water Technologies Corp. *	205,559
913	Xylem, Inc.	110,573
		443,636
Media 3.1%
124	Cable One, Inc.	219,735
Mortgage Real Estate Investment Trusts 1.5%
1,901	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	108,129
Pharmaceuticals 8.1%
729	Eli Lilly & Co.	180,821
1,858	Merck & Co., Inc.	139,183
2,426	Organon & Co.	70,912
3,277	Pfizer, Inc.	176,073
		566,989
Professional Services 2.7%
843	Verisk Analytics, Inc.	189,565
Road & Rail 7.6%
6,884	CSX Corp.	238,600
532	Kansas City Southern	154,732
3,499	Lyft, Inc. Class A*	142,094
		535,426
Semiconductors & Semiconductor Equipment 3.1%
811	First Solar, Inc.*	84,019
953	ON Semiconductor Corp.*	58,543
230	SolarEdge Technologies, Inc.*	75,385
		217,947
Software 6.2%
401	DocuSign, Inc.*	98,790
891	Everbridge, Inc.*	101,057
305	Tyler Technologies, Inc.*	158,289
1,459	Varonis Systems, Inc.*	75,591
		433,727
Total Common Stocks (Cost $6,462,729)		6,879,156
Short-Term Investments 1.8%
Investment Companies 1.8%
128,599	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(a) (Cost $128,599)	128,599
Total Investments 99.9% (Cost $6,591,328)		7,007,755
Other Assets Less Liabilities 0.1%		5,795
Net Assets 100.0%		$7,013,550

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^
(Unaudited) (cont’d)

(a)	Represents 7-day effective yield as of November 30, 2021.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$6,879,156	$—	$—	$6,879,156
Short-Term Investments	—	128,599	—	128,599
Total Investments	$6,879,156	$128,599	$—	$7,007,755

(a)	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

November 30, 2021

Notes to Schedule of Investments Equity Funds (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman Integrated Large Cap Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, master limited partnerships and limited partnerships, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relative listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.